Not FDIC or NCUA Insured No Financial Institution Guarantee May Lose Value
BLANKK
THIRD QUARTER REPORT
December 31, 2025 (Unaudited)
Columbia AAA CLO ETF
Columbia Core Plus Bond ETF
Columbia Corporate Bond ETF
Columbia Research Enhanced International Equity ETF
Columbia Research Enhanced Mid Cap ETF
Columbia Research Enhanced Small Cap ETF

Portfolio of Investments
Columbia AAA CLO ETF, December 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Columbia ETF Trust I | 2025

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Collateralized Debt Obligations Securities 96 .0%
AGL CLO 37 Ltd.
(a),(b)
Series 2024-37A  Class A1
3 mo. USD Term SOFR + 1.240%
Floor 1.000%
04/22/2038 5.097% 250,000 250,200
AGL CLO 44 Ltd.
(a),(b)
Series 2025-44A  Class A
3 mo. USD Term SOFR + 1.150%
Floor 1.000%
10/22/2037 5.103% 400,000 399,631
AMMC CLO 32 Ltd.
(a),(b)
Series 2025-32A  Class A1
3 mo. USD Term SOFR + 1.360%
Floor 1.000%
10/17/2038 5.565% 250,000 250,687
Apidos CLO XXXIX Ltd.
(a),(b)
Series 2022-39A  Class A1R
3 mo. USD Term SOFR + 1.230%
Floor 1.000%
10/21/2038 5.400% 250,000 250,125
ARES LVIII CLO Ltd.
(a),(b)
Series 2020-58A  Class A1R2
3 mo. USD Term SOFR + 1.240%
Floor 1.000%
04/15/2038 5.145% 395,000 395,280
Ballyrock CLO Ltd.
(a),(b)
Series 2019-2A  Class A1R3
3 mo. USD Term SOFR + 1.240%
Floor 1.000%
10/25/2038 5.129% 250,000 250,450
Carlyle U.S. CLO Ltd.
(a),(b)
Series 2021-1A  Class A1AR
3 mo. USD Term SOFR + 1.370%
Floor 1.000%
01/15/2040 5.275% 250,000 250,904
Series 2023-3A  Class A1R
3 mo. USD Term SOFR + 1.230%
Floor 1.000%
10/15/2038 5.135% 250,000 249,781
CIFC Funding Ltd.
(a),(b)
Series 2020-3A  Class A1R2
3 mo. USD Term SOFR + 1.210%
Floor 1.000%
10/20/2038 5.072% 250,000 249,994
Dryden 119 CLO Ltd.
(a),(b)
Series 2024-119A  Class A2
3 mo. USD Term SOFR + 1.700%
Floor 3.000%
04/15/2036 5.605% 299,000 299,249
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Collateralized Debt Obligations Securities (continued)
Dryden 97 CLO Ltd.
(a),(b)
Series 2022-97A  Class A1R
3 mo. USD Term SOFR + 1.270%
Floor 1.000%
10/20/2038 5.154% 250,000 250,249
Elmwood CLO 19 Ltd.
(a),(b)
Series 2022-6A  Class AR2
3 mo. USD Term SOFR + 1.240%
Floor 1.000%
10/17/2038 5.151% 250,000 249,879
Elmwood CLO 23 Ltd.
(a),(b)
Series 2023-2A  Class AR
3 mo. USD Term SOFR + 1.350%
Floor 1.000%
04/16/2036 5.244% 400,000 401,307
Fortress Credit BSL XXIV Ltd.
(a),(b)
Series 2025-1A  Class A
3 mo. USD Term SOFR + 1.270%
Floor 2.000%
04/20/2038 5.154% 250,000 250,095
Garnet CLO 3 Ltd.
(a),(b)
Series 2025-3A  Class A1
3 mo. USD Term SOFR + 1.270%
Floor 1.000%
10/20/2038 5.190% 250,000 249,813
KKR CLO 35 Ltd.
(a),(b)
Series 35A  Class AR
3 mo. USD Term SOFR + 1.200%
Floor 1.000%
01/20/2038 5.084% 250,000 249,875
LCM 38 Ltd.
(a),(b)
Series 38A  Class AR2
3 mo. USD Term SOFR + 1.270%
Floor 1.000%
11/04/2038 5.195% 250,000 249,876
LCM 40 Ltd.
(a),(b)
Series 40A  Class A2R
3 mo. USD Term SOFR + 1.650%
Floor 3.000%
01/15/2038 5.555% 250,000 250,490
Madison Park Funding LI Ltd.
(a),(b)
Series 2021-51A  Class A1R
3 mo. USD Term SOFR + 1.230%
Floor 1.000%
10/19/2038 5.114% 250,000 249,503
Madison Park Funding XLVII Ltd.
(a),(b)
Series 2020-47A  Class A2R
3 mo. USD Term SOFR + 1.740%
Floor 3.000%
04/19/2037 5.624% 321,000 321,076

Portfolio of Investments
(continued)
Columbia AAA CLO ETF, December 31, 2025 (Unaudited)
Columbia ETF Trust I | 2025

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Collateralized Debt Obligations Securities (continued)
Madison Park Funding XXXVIII Ltd.
(a),(b)
Series 2021-38A  Class A2R
3 mo. USD Term SOFR + 1.450%
Floor 2.000%
10/17/2038 5.367% 250,000 250,476
Magnetite XLIII Ltd.
(a),(b)
Series 2025-43A  Class A
3 mo. USD Term SOFR + 1.350%
Floor 1.000%
07/15/2038 5.483% 250,000 250,584
Neuberger Berman Loan Advisers CLO 33 Ltd.
(a),(b)
Series 2019-33A  Class AR2
3 mo. USD Term SOFR + 1.220%
Floor 1.000%
04/16/2039 5.114% 250,000 250,052
Neuberger Berman Loan Advisers CLO 36R Ltd.
(a),(b)
Series 2020-36RA  Class A
3 mo. USD Term SOFR + 1.270%
Floor 1.000%
07/20/2039 5.552% 250,000 250,236
New Mountain CLO 3 Ltd.
(a),(b)
Series CLO-3A  Class A1R
3 mo. USD Term SOFR + 1.330%
Floor 1.000%
10/20/2038 5.214% 250,000 250,401
NYACK Park CLO Ltd.
(a),(b)
Series 2021-1A  Class A1R
3 mo. USD Term SOFR + 1.230%
Floor 1.000%
10/20/2038 5.148% 250,000 249,883
Octagon Investment Partners 44 Ltd.
(a),(b)
Series 2019-1A  Class AR2
3 mo. USD Term SOFR + 1.150%
Floor 1.000%
10/15/2034 5.055% 250,000 250,000
OHA Credit Partners XIII Ltd.
(a),(b)
Series 2016-13A  Class A1R2
3 mo. USD Term SOFR + 1.380%
Floor 1.000%
10/21/2037 5.250% 300,000 300,811
Parallel Ltd.
(a),(b)
Series 2021-1A  Class AR
3 mo. USD Term SOFR + 1.110%
Floor 1.000%
07/15/2034 5.015% 250,000 250,022
Peace Park CLO Ltd.
(a),(b)
Series 2021-1A  Class AR
3 mo. USD Term SOFR + 1.250%
Floor 1.000%
10/20/2038 5.134% 250,000 250,249
RR 27 Ltd.
(a),(b)
Series 2023-27A  Class A1AR
3 mo. USD Term SOFR + 1.230%
Floor 1.000%
10/15/2040 5.135% 250,000 250,033
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Collateralized Debt Obligations Securities (continued)
Venture 42 CLO Ltd.
(a),(b)
Series 2021-42A  Class B
3 mo. USD Term SOFR + 1.812%
Floor 3.000%
04/15/2034 5.716% 250,000 249,912
Wehle Park CLO Ltd.
(a),(b)
Series 2022-1A  Class A1R
3 mo. USD Term SOFR + 1.240%
Floor 1.000%
10/21/2038 5.189% 250,000 250,127
Whitebox CLO III Ltd.
(a),(b)
Series 2021-3A  Class A1R
3 mo. USD Term SOFR + 1.270%
Floor 1.000%
10/15/2035 5.175% 250,000 250,002
Wise CLO Ltd.
(a),(b)
Series 2025-3A  Class A
3 mo. USD Term SOFR + 1.350%
Floor 1.000%
07/15/2038 5.453% 250,000 250,029
Zais CLO 17 Ltd.
(a),(b)
Series 2021-17A  Class A1R
3 mo. USD Term SOFR + 1.550%
Floor 2.000%
10/20/2037 5.434% 250,000 250,213
1 1 1 1 1
Total Non-Agency Collateralized Debt
Obligations Securities
(Cost $ 9,623,596 ) 9,621,494
1 1
Issuer . Shares . Value ($)
Money Market Funds 2 .8%
State Street Institutional U.S. Government
Money Market Fund, Premier Class, 3.740%
(c)
282,331 282,331
1 1 1
Total Money Market Funds
(Cost $ 282,331 ) 282,331
1 1
Total Investments in Securities
(Cost $ 9,905,927 ) 9,903,825
Other Assets & Liabilities, Net 118,443
Net Assets 10,022,268

Portfolio of Investments
(continued)
Columbia AAA CLO ETF, December 31, 2025 (Unaudited)
Columbia ETF Trust I | 2025

Notes to Portfolio of Investments
Investments are valued using policies described below:
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities' cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
(a) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At December 31, 2025, the total value of these securities amounted to $9,621,494, which represents 96.00% of total net assets.
(b) Variable rate security. The interest rate shown was the current rate as of December 31, 2025.
(c) The rate shown is the seven-day current annualized yield at December 31, 2025.
Abbreviation Legend
SOFR Secured Overnight Financing Rate
Currency Legend
USD US Dollar

Portfolio of Investments
Columbia Core Plus Bond ETF, December 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Columbia ETF Trust I | 2025

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Agency Collateralized Mortgage Obligation Securities 5 .1%
Federal National Mortgage Association REMICS
(a),(b)
Series 2025-102  Class SC
-1.0 x 30 day USD SOFR Average + 6.020%
12/25/2055 2.146% 998,884 95,883
Series 2025-104  Class SC
-1.0 x 30 day USD SOFR Average + 5.550%
12/25/2055 1.676% 989,808 76,750
Series 2025-87  Class SA
-1.0 x 30 day USD SOFR Average + 5.900%
10/25/2055 2.026% 981,271 90,056
Government National Mortgage Association REMICS
(b)
Series 2025-149  Class FP
30 day USD SOFR Average + 1.100%
Floor 1.000%
09/20/2055 5.018% 247,793 248,681
1 1 1 1 1
Total Agency Collateralized Mortgage
Obligation Securities
(Cost $ 515,748 ) 511,370
1 1
Agency Mortgage-Backed Securities 45 .5%
Federal National Mortgage Association
01/01/2056 5.000% 250,000 249,844
Uniform Mortgage-Backed Security, TBA
(c)
01/01/2055 4.500% 1,805,000 1,761,936
01/01/2055 5.000% 363,400 362,378
01/01/2055 5.500% 1,151,388 1,167,487
01/01/2055 6.000% 978,173 1,004,317
1 1 1 1 1
Total Agency Mortgage-Backed Securities
(Cost $ 4,532,438 ) 4,545,962
1 1
Corporate Bonds 24 .6%
Advertising 0.3%
Clear Channel Outdoor Holdings, Inc.
(d)
06/01/2029 7.500% 27,000 26,822
1 1 1 1 1
Aerospace & Defense 0.6%
Boeing Co.
08/01/2059 3.950% 30,000 21,232
TransDigm, Inc.
(d)
05/31/2033 6.375% 39,000 40,002
Total 61,234
Auto Parts & Equipment 1.1%
American Axle & Manufacturing, Inc.
(d)
10/15/2033 7.750% 37,000 37,692
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
ZF North America Capital, Inc.
(d)
03/24/2031 7.500% 65,000 65,774
Total 103,466
Banks 4.2%
Bank of America Corp.
(b)
1 day USD SOFR + 1.330%
02/04/2033 2.972% 174,000 159,053
Citigroup, Inc.
(b)
1 day USD SOFR + 1.488%
09/11/2036 5.174% 47,000 47,493
JPMorgan Chase & Co.
(b)
1 day USD SOFR + 1.190%
10/22/2036 4.810% 64,000 63,589
Morgan Stanley
(b)
1 day USD SOFR + 1.020%
04/28/2032 1.928% 170,000 149,160
Total 419,295
Beverages 1.0%
Bacardi Ltd./Bacardi-Martini BV
(d)
06/15/2033 5.400% 103,000 104,230
1 1 1 1 1
Chemicals 1.5%
INEOS Finance PLC
(d)
04/15/2029 7.500% 72,000 61,954
Olympus Water U.S. Holding Corp.
(d)
02/15/2033 7.250% 35,000 35,201
WR Grace Holdings LLC
(d)
08/15/2029 5.625% 57,000 54,126
Total 151,281
Commercial Services 0.7%
ERAC USA Finance LLC
(d)
05/01/2028 4.600% 48,000 48,623
Herc Holdings, Inc.
(d)
06/15/2033 7.250% 23,000 24,377
Total 73,000
Computers 0.2%
McAfee Corp.
(d)
02/15/2030 7.375% 21,000 18,328
1 1 1 1 1
Diversified Financial Services 0.4%
OneMain Finance Corp.
05/15/2029 6.625% 36,000 37,285
1 1 1 1 1

Portfolio of Investments
(continued)
Columbia Core Plus Bond ETF, December 31, 2025 (Unaudited)
Columbia ETF Trust I | 2025

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Electric 0.8%
NRG Energy, Inc.
(d)
02/15/2031 3.625% 23,000 21,487
Vistra Operations Co. LLC
(d)
04/15/2032 6.875% 25,000 26,324
XPLR Infrastructure Operating Partners LP
(d)
03/15/2033 8.625% 35,000 36,786
Total 84,597
Entertainment 0.3%
Caesars Entertainment, Inc.
(d)
10/15/2032 6.000% 14,000 13,623
Six Flags Entertainment Corp.
(d)
05/15/2031 7.250% 22,000 21,131
Total 34,754
Food 0.4%
Mars, Inc.
(d)
03/01/2035 5.200% 37,000 37,997
1 1 1 1 1
Healthcare Services 2.7%
Centene Corp.
10/15/2030 3.000% 85,000 76,055
HCA, Inc.
09/01/2030 3.500% 64,000 61,561
Tenet Healthcare Corp.
(d)
11/15/2032 5.500% 40,000 40,570
UnitedHealth Group, Inc.
04/15/2034 5.000% 88,000 89,413
Total 267,599
Insurance 0.3%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
(d)
10/01/2032 7.375% 29,000 30,121
1 1 1 1 1
Internet 0.6%
ION Platform Finance U.S., Inc./ION Platform Finance SARL
(d)
05/15/2028 5.750% 34,000 32,253
Meta Platforms, Inc.
11/15/2065 5.750% 33,000 31,524
Total 63,777
Leisure Time 0.2%
Viking Cruises Ltd.
(d)
10/15/2033 5.875% 19,000 19,319
1 1 1 1 1
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Media 1.1%
CCO Holdings LLC/CCO Holdings Capital Corp.
(d)
03/01/2030 4.750% 68,000 65,051
CSC Holdings LLC
(d)
02/01/2028 5.375% 25,000 18,161
Virgin Media Finance PLC
(d)
07/15/2030 5.000% 23,000 20,277
Total 103,489
Oil & Gas 2.1%
APA Corp.
02/15/2055 6.750% 13,000 12,978
Civitas Resources, Inc.
(d)
06/15/2033 9.625% 22,000 23,716
Hilcorp Energy I LP/Hilcorp Finance Co.
(d)
02/15/2035 7.250% 21,000 19,959
Occidental Petroleum Corp.
10/01/2054 6.050% 41,000 39,095
Permian Resources Operating LLC
(d)
01/15/2032 7.000% 21,000 21,873
Petroleos Mexicanos
06/15/2035 6.625% 53,000 50,203
Sunoco LP
(d)
05/01/2032 7.250% 20,000 21,126
Transocean Titan Financing Ltd.
(d)
02/01/2028 8.375% 17,000 17,364
Total 206,314
Pharmaceuticals 3.3%
AbbVie, Inc.
11/21/2029 3.200% 274,000 265,766
CVS Health Corp.
03/25/2038 4.780% 65,000 61,390
Total 327,156
Pipelines 0.8%
Delek Logistics Partners LP/Delek Logistics Finance Corp.
(d)
03/15/2029 8.625% 23,000 24,042
Venture Global LNG, Inc.
(b),(d),(e)
5 yr. CMT + 5.440%
09/30/2029 9.000% 30,000 23,705
Venture Global Plaquemines LNG LLC
(d)
01/15/2036 6.750% 34,000 34,800
Total 82,547

Portfolio of Investments
(continued)
Columbia Core Plus Bond ETF, December 31, 2025 (Unaudited)
Columbia ETF Trust I | 2025

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Semiconductors 0.3%
Broadcom, Inc.
(d)
11/15/2036 3.187% 32,000 27,152
1 1 1 1 1
Software 0.7%
Cloud Software Group, Inc.
(d)
09/30/2029 9.000% 34,000 35,410
Oracle Corp.
09/26/2065 6.100% 43,000 37,968
Total 73,378
Telecommunications 0.7%
T-Mobile USA, Inc.
02/15/2031 2.550% 81,000 73,991
1 1 1 1 1
Transportation 0.3%
Canadian Pacific Railway Co.
12/02/2031 2.450% 32,000 28,805
1 1 1 1 1
Total Corporate Bonds
(Cost $ 2,461,143 ) 2,455,937
1 1
Foreign Government Obligations
(f) ,(g)
3 .2%
Dominican Republic 1.0%
Dominican Republic International Bonds
(d)
01/25/2027 5.950% 100,000 101,083
1 1 1 1 1
France 0.7%
French Republic Government Bonds OAT
(d)
05/25/2053 0.750% EUR 131,000 65,112
1 1 1 1 1
Romania 1.1%
Romania Government International Bonds
(d)
03/27/2032 3.625% 126,000 114,970
1 1 1 1 1
United Kingdom 0.4%
U.K. Gilts
(d)
10/22/2061 0.500% GBP 107,000 37,722
1 1 1 1 1
Total Foreign Government Obligations
(Cost $ 318,805 ) 318,887
1 1
Non-Agency Asset-Backed Securities 15 .5%
GITSIT Mortgage Loan Trust
(d),(h),(i)
Series 2025-NPL2  Class A1
12/25/2055 5.425% 450,000 449,983
Lendbuzz Securitization Trust
(d)
Series 2025-2A  Class A2
05/15/2030 5.180% 196,019 196,893
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Asset-Backed Securities (continued)
MPOWER Education Trust
(d)
Series 2025-A  Class A
07/21/2042 6.620% 133,815 136,304
Pagaya AI Debt Grantor Trust & Pagaya AI Debt Trust
(d)
Series 2024-6  Class B
11/15/2031 6.589% 184,904 186,851
Pagaya AI Debt Trust
(d)
Series 2024-3  Class C
10/15/2031 7.297% 183,081 184,224
Saluda Grade Alternative Mortgage Trust
(d),(j)
Series 2025-FIG6  Class A1
01/25/2056 5.178% 400,000 400,763
1 1 1 1 1
Total Non-Agency Asset-Backed Securities
(Cost $ 1,552,935 ) 1,555,018
1 1
Non-Agency Collateralized Debt Obligations Securities 3 .0%
Madison Park Funding XLVII Ltd.
(b),(d)
Series 2020-47A  Class A2R
3 mo. USD Term SOFR + 1.740%
Floor 2.000%
04/19/2037 5.624% 300,000 300,071
1 1 1 1 1
Total Non-Agency Collateralized Debt
Obligations Securities
(Cost $ 299,335 ) 300,071
1 1
Non-Agency Collateralized Mortgage Obligation Securities 11 .6%
Angel Oak Mortgage Trust
(d)
Series 2025-13  Class A1
10/25/2070 4.929% 300,000 300,375
EFMT
(d),(j)
Series 2025-NQM6  Class A1
12/25/2070 5.001% 350,000 350,162
HOMES Trust
(d)
Series 2025-AFC2  Class A1A
06/25/2060 5.471% 136,755 137,833
HTAP Issuer Trust
(d)
Series 2025-1  Class A
11/25/2042 6.500% 374,453 375,660
1 1 1 1 1
Total Non-Agency Collateralized Mortgage
Obligation Securities
(Cost $ 1,163,806 ) 1,164,030
1 1

Portfolio of Investments
(continued)
Columbia Core Plus Bond ETF, December 31, 2025 (Unaudited)
Columbia ETF Trust I | 2025

At December 31, 2025, securities and/or cash totaling $76,983 were pledged as collateral.
Investments in Derivatives
Notes to Portfolio of Investments
Issuer . Shares . Value ($)
Money Market Funds 33 .1%
State Street Institutional U.S. Government
Money Market Fund, Premier Class, 3.740%
(k)
3,309,412 3,309,412
1 1 1
Total Money Market Funds
(Cost $ 3,309,412 ) 3,309,412
1 1
Total Investments in Securities
(Cost $ 14,153,622 ) 14,160,687
Other Assets & Liabilities, Net (4,157,908)
Net Assets 10,002,779
Long futures contracts
Description
Number of
contracts
Expiration
date
Trading
currency
Notional
amount
Value/Unrealized
appreciation ($)
Value/Unrealized
depreciation ($)
CBOT 10 Year U.S. Treasury Notes Futures 16 03/2026 USD 1,600,000 31 —
CBOT U.S. Long Bond Futures 1 03/2026 USD 100,000 — (31)
Long Gilt Futures 1 03/2026 GBP 100,000 — (94)
Ultra U.S. Treasury Bond Futures 9 03/2026 USD 900,000 — (3,313)
Total 31 (3,438)
Short futures contracts
Description
Number of
contracts
Expiration
date
Trading
currency
Notional
amount
Value/Unrealized
appreciation ($)
Value/Unrealized
depreciation ($)
CBOT 2 Year U.S. Treasury Notes Futures (8) 03/2026 USD (1,600,000) — (531)
CBOT 5 Year U.S. Treasury Notes Futures (13) 03/2026 USD (1,300,000) — (461)
Total — (992)
(a) Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(b) Variable rate security. The interest rate shown was the current rate as of December 31, 2025.
(c) Represents a security purchased on a when-issued basis.
(d) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At December 31, 2025, the total value of these securities amounted to $4,487,382, which represents 44.86% of total net assets.
(e) Perpetual security with no specified maturity date.
(f) Principal amounts are denominated in United States Dollars unless otherwise noted.
(g) Principal and interest may not be guaranteed by a governmental entity.
(h) Valuation based on significant unobservable inputs.
(i) Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At December 31, 2025, the total value of these securities amounted to $449,983, which represents 4.50% of total net assets.
(j) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of December 31, 2025.
(k) The rate shown is the seven-day current annualized yield at December 31, 2025.
Abbreviation Legend
CMT Constant Maturity Treasury

Portfolio of Investments
(continued)
Columbia Core Plus Bond ETF, December 31, 2025 (Unaudited)
Columbia ETF Trust I | 2025

Investments are valued using policies described below:
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities' cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
SOFR Secured Overnight Financing Rate
REMIC(S) Real Estate Mortgage Investment Conduit(s)
TBA To Be Announced
Currency Legend
EUR Euro
GBP British Pound
USD US Dollar

Portfolio of Investments
Columbia Corporate Bond ETF, December 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Columbia ETF Trust I | 2025

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds 96 .4%
Aerospace & Defense 7.6%
BAE Systems PLC
(a)
03/26/2029 5.125% 235,000 241,714
Boeing Co.
08/01/2059 3.950% 110,000 77,850
L3Harris Technologies, Inc.
01/15/2027 5.400% 120,000 121,726
06/01/2034 5.350% 20,000 20,695
Lockheed Martin Corp.
08/15/2030 4.400% 85,000 85,826
11/15/2054 5.700% 35,000 35,313
Northrop Grumman Corp.
06/01/2054 5.200% 60,000 56,114
RTX Corp.
03/15/2027 3.500% 70,000 69,650
03/15/2032 2.375% 50,000 44,532
Total 753,420
Banks 21.5%
Bank of America Corp.
(b)
1 day USD SOFR + 1.220%
07/21/2032 2.299% 250,000 223,544
5 yr. CMT + 1.200%
09/21/2036 2.482% 135,000 118,627
Citigroup, Inc.
(b)
1 day USD SOFR + 1.171%
09/11/2031 4.503% 345,000 345,932
Goldman Sachs Group, Inc.
(b)
1 day USD SOFR + 1.060%
10/21/2031 4.369% 285,000 284,408
HSBC Holdings PLC
(b)
1 day USD SOFR + 1.190%
11/06/2031 4.619% 200,000 200,521
JPMorgan Chase & Co.
(b)
1 day USD SOFR + 1.315%
01/24/2036 5.502% 235,000 245,832
Morgan Stanley Private Bank NA
(b)
1 day USD SOFR + 1.020%
11/19/2031 4.465% 335,000 335,708
PNC Financial Services Group, Inc.
(b)
1 day USD SOFR + 1.417%
07/21/2036 5.373% 25,000 25,747
Royal Bank of Canada
(b)
1 day USD SOFR + 0.980%
11/03/2031 4.305% 175,000 174,154
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
U.S. Bancorp
(b)
1 day USD SOFR + 2.260%
06/12/2034 5.836% 35,000 37,317
Wells Fargo & Co.
(b)
1 day USD SOFR + 1.500%
03/02/2033 3.350% 165,000 153,889
Total 2,145,679
Beverages 3.8%
Bacardi Ltd./Bacardi-Martini BV
(a)
06/15/2033 5.400% 170,000 172,030
Constellation Brands, Inc.
11/01/2035 4.950% 60,000 59,366
Keurig Dr. Pepper, Inc.
05/25/2028 4.597% 38,000 38,296
PepsiCo, Inc.
07/23/2035 5.000% 105,000 107,281
Total 376,973
Biotechnology 1.2%
Amgen, Inc.
03/02/2028 5.150% 30,000 30,697
03/02/2063 5.750% 90,000 87,903
Total 118,600
Building Materials 1.7%
Carrier Global Corp.
02/15/2030 2.722% 135,000 127,166
JH North America Holdings, Inc.
(a)
01/31/2031 5.875% 40,000 40,862
Total 168,028
Chemicals 1.2%
Dow Chemical Co.
03/15/2055 5.950% 10,000 9,089
LYB International Finance III LLC
01/15/2036 5.875% 110,000 109,530
Total 118,619
Commercial Services 1.3%
ERAC USA Finance LLC
(a)
05/01/2028 4.600% 130,000 131,687
1 1 1 1 1
Computers 1.3%
Apple, Inc.
02/08/2051 2.650% 40,000 24,775

Portfolio of Investments
(continued)
Columbia Corporate Bond ETF, December 31, 2025 (Unaudited)
Columbia ETF Trust I | 2025

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
International Business Machines Corp.
05/15/2030 1.950% 115,000 104,818
Total 129,593
Diversified Financial Services 0.8%
Voya Global Funding
(a)
11/24/2030 4.600% 80,000 80,379
1 1 1 1 1
Electric 11.6%
AEP Texas, Inc.
05/15/2034 5.700% 140,000 146,087
Consolidated Edison Co. of New York, Inc.
11/15/2055 5.750% 55,000 54,986
Dominion Energy, Inc.
03/15/2035 5.450% 100,000 102,535
DTE Electric Co.
05/15/2035 5.250% 35,000 36,008
DTE Energy Co.
Series C
06/15/2029 3.400% 20,000 19,449
Duke Energy Corp.
09/01/2046 3.750% 135,000 102,337
Edison International
11/15/2028 5.250% 55,000 55,736
Entergy Louisiana LLC
03/15/2055 5.800% 20,000 20,127
Eversource Energy
07/15/2034 5.950% 75,000 79,318
Exelon Corp.
03/15/2052 4.100% 85,000 65,603
FirstEnergy Transmission LLC
01/15/2035 5.000% 135,000 135,399
NextEra Energy Capital Holdings, Inc.
03/15/2035 5.450% 80,000 82,797
Oncor Electric Delivery Co. LLC
05/15/2050 3.700% 23,000 16,910
Pacific Gas & Electric Co.
07/01/2050 4.950% 65,000 55,038
Sempra
06/15/2027 3.250% 20,000 19,777
WEC Energy Group, Inc.
10/15/2030 1.800% 25,000 22,233
Xcel Energy, Inc.
03/15/2034 5.500% 135,000 139,346
Total 1,153,686
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Food 4.3%
Campbell's Co.
03/23/2035 4.750% 95,000 91,846
General Mills, Inc.
01/30/2027 4.700% 10,000 10,073
Kraft Heinz Foods Co.
06/01/2026 3.000% 50,000 49,770
07/15/2045 5.200% 60,000 55,015
Kroger Co.
09/15/2064 5.650% 40,000 38,128
Mars, Inc.
(a)
03/01/2030 4.800% 125,000 127,719
Tyson Foods, Inc.
06/02/2027 3.550% 60,000 59,591
Total 432,142
Gas 2.1%
NiSource, Inc.
07/15/2035 5.350% 140,000 143,260
Southern California Gas Co.
09/01/2034 5.050% 30,000 30,504
Southern Co. Gas Capital Corp.
Series B
09/15/2035 5.100% 35,000 35,275
Total 209,039
Healthcare Products 0.3%
GE HealthCare Technologies, Inc.
12/15/2028 4.150% 30,000 30,086
1 1 1 1 1
Healthcare Services 3.2%
Centene Corp.
10/15/2030 3.000% 85,000 76,055
Cigna Group
03/15/2050 3.400% 20,000 13,994
HCA, Inc.
03/15/2027 3.125% 100,000 98,965
03/15/2052 4.625% 40,000 32,636
UnitedHealth Group, Inc.
04/15/2054 5.375% 105,000 99,206
Total 320,856
Insurance 4.3%
Corebridge Global Funding
(a)
10/02/2030 4.450% 70,000 69,724

Portfolio of Investments
(continued)
Columbia Corporate Bond ETF, December 31, 2025 (Unaudited)
Columbia ETF Trust I | 2025

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
New York Life Global Funding
(a)
12/05/2029 4.600% 140,000 142,215
Northwestern Mutual Life Insurance Co.
(a)
05/29/2055 6.170% 20,000 21,314
Principal Life Global Funding II
(a)
11/27/2029 4.950% 145,000 148,144
Teachers Insurance & Annuity Association of America
(a)
05/15/2050 3.300% 65,000 44,630
Total 426,027
Internet 1.4%
Alphabet, Inc.
05/15/2065 5.300% 35,000 32,932
Amazon.com, Inc.
05/12/2051 3.100% 25,000 16,781
Meta Platforms, Inc.
11/15/2065 5.750% 90,000 85,975
Total 135,688
Machinery - Construction, & Mining 0.7%
Caterpillar, Inc.
05/15/2035 5.200% 70,000 72,658
1 1 1 1 1
Machinery - Diversified 0.8%
Deere Funding Canada Corp.
10/09/2030 4.150% 75,000 74,979
1 1 1 1 1
Media 1.6%
Charter Communications Operating LLC/Charter
Communications Operating Capital
05/01/2047 5.375% 95,000 78,194
Comcast Corp.
11/01/2056 2.937% 140,000 78,730
Total 156,924
Oil & Gas 1.7%
APA Corp.
02/15/2055 6.750% 20,000 19,966
BP Capital Markets America, Inc.
11/17/2027 5.017% 45,000 45,941
Diamondback Energy, Inc.
04/18/2064 5.900% 10,000 9,472
Occidental Petroleum Corp.
10/01/2054 6.050% 50,000 47,676
TotalEnergies Capital SA
09/10/2064 5.425% 35,000 32,790
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Woodside Finance Ltd.
05/19/2035 6.000% 20,000 20,843
Total 176,688
Pharmaceuticals 6.1%
AbbVie, Inc.
11/21/2029 3.200% 120,000 116,394
Becton Dickinson & Co.
02/08/2029 4.874% 70,000 71,385
CVS Health Corp.
03/25/2038 4.780% 100,000 94,445
Merck & Co., Inc.
12/04/2035 4.750% 175,000 174,636
Pfizer, Inc.
11/15/2032 4.500% 145,000 145,312
Total 602,172
Pipelines 2.1%
Enbridge, Inc.
11/20/2035 5.200% 35,000 35,322
Energy Transfer LP
09/01/2054 6.050% 70,000 67,360
Enterprise Products Operating LLC
01/15/2036 5.200% 20,000 20,356
MPLX LP
03/14/2052 4.950% 35,000 29,459
Plains All American Pipeline LP/PAA Finance Corp.
06/15/2044 4.700% 10,000 8,517
Western Midstream Operating LP
03/01/2048 5.300% 30,000 25,890
Williams Cos., Inc.
08/15/2028 5.300% 15,000 15,444
Total 202,348
Retail 1.6%
Lowe's Cos., Inc.
04/01/2052 4.250% 85,000 66,994
Walmart, Inc.
04/28/2035 4.900% 90,000 92,565
Total 159,559
Semiconductors 3.7%
Broadcom, Inc.
10/15/2030 4.200% 255,000 254,788
Intel Corp.
08/12/2051 3.050% 50,000 30,727

Portfolio of Investments
(continued)
Columbia Corporate Bond ETF, December 31, 2025 (Unaudited)
Columbia ETF Trust I | 2025

At December 31, 2025, securities and/or cash totaling $27,390 were pledged as collateral.
Investments in Derivatives
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
NXP BV/NXP Funding LLC/NXP USA, Inc.
05/11/2031 2.500% 90,000 81,461
Total 366,976
Software 1.0%
Oracle Corp.
09/26/2065 6.100% 115,000 101,543
1 1 1 1 1
Telecommunications 6.2%
AT&T, Inc.
11/01/2035 4.900% 195,000 192,610
T-Mobile USA, Inc.
02/15/2031 2.550% 185,000 168,993
Verizon Communications, Inc.
03/21/2031 2.550% 290,000 264,853
Total 626,456
Transportation 3.3%
Burlington Northern Santa Fe LLC
03/15/2056 5.550% 110,000 108,616
Canadian Pacific Railway Co.
12/02/2031 2.450% 65,000 58,510
CSX Corp.
11/01/2026 2.600% 40,000 39,578
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Norfolk Southern Corp.
11/01/2047 3.942% 65,000 51,352
Union Pacific Corp.
02/05/2050 3.250% 50,000 34,603
United Parcel Service, Inc.
05/14/2065 6.050% 30,000 30,958
Total 323,617
Total Corporate Bonds
(Cost $ 9,629,048 ) 9,594,422
1 1
Issuer . Shares . Value ($)
Money Market Funds 2 .3%
State Street Institutional U.S. Government
Money Market Fund, Premier Class, 3.740%
(c)
233,904 233,904
1 1 1
Total Money Market Funds
(Cost $ 233,904 ) 233,904
1 1
Total Investments in Securities
(Cost $ 9,862,952 ) 9,828,326
Other Assets & Liabilities, Net 134,233
Net Assets 9,962,559
Long futures contracts
Description
Number of
contracts
Expiration
date
Trading
currency
Notional
amount
Value/Unrealized
appreciation ($)
Value/Unrealized
depreciation ($)
CBOT 10 Year U.S. Treasury Notes Futures 2 03/2026 USD 200,000 — —
CBOT 2 Year U.S. Treasury Notes Futures 4 03/2026 USD 800,000 445 —
CBOT U.S. Long Bond Futures 10 03/2026 USD 1,000,000 — (687)
Total 445 (687)
Short futures contracts
Description
Number of
contracts
Expiration
date
Trading
currency
Notional
amount
Value/Unrealized
appreciation ($)
Value/Unrealized
depreciation ($)
CBOT 5 Year U.S. Treasury Notes Futures (14) 03/2026 USD (1,400,000) — (1,500)
Ultra 10 Year U.S. Treasury Notes Futures (5) 03/2026 USD (500,000) — —
Ultra U.S. Treasury Bond Futures (2) 03/2026 USD (200,000) 750 —
Total 750 (1,500)

Portfolio of Investments
(continued)
Columbia Corporate Bond ETF, December 31, 2025 (Unaudited)
Columbia ETF Trust I | 2025

Notes to Portfolio of Investments
Investments are valued using policies described below:
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
(a) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At December 31, 2025, the total value of these securities amounted to $1,220,418, which represents 12.25% of total net assets.
(b) Variable rate security. The interest rate shown was the current rate as of December 31, 2025.
(c) The rate shown is the seven-day current annualized yield at December 31, 2025.
Abbreviation Legend
CMT Constant Maturity Treasury
SOFR Secured Overnight Financing Rate
Currency Legend
USD US Dollar

Portfolio of Investments
Columbia Research Enhanced International Equity ETF, December 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Columbia ETF Trust I | 2025

Issuer Shares Value ($)
Common Stocks 99 .7%
Australia 7.9%
APA Group 1,580 9,451
BHP Group Ltd. 4,625 140,300
BlueScope Steel Ltd. 405 6,501
Brambles Ltd. 1,635 25,033
Coles Group Ltd. 1,740 24,877
Computershare Ltd. 620 14,115
Evolution Mining Ltd. 1,850 15,643
Fortescue Ltd. 1,465 21,502
Lottery Corp. Ltd. 2,675 9,205
Qantas Airways Ltd. 1,805 12,494
QBE Insurance Group Ltd. 1,810 24,007
Rio Tinto Ltd. 345 33,778
Rio Tinto PLC 405 32,652
Scentre Group 6,260 17,533
South32 Ltd. 4,150 9,852
Vicinity Ltd. 4,660 7,955
Total 404,898
Austria 0.3%
OMV AG 305 17,022
Belgium 0.9%
KBC Group NV 370 48,343
Brazil 0.1%
Yara International ASA 90 3,694
China 0.2%
Yangzijiang Shipbuilding Holdings Ltd. 3,000 8,118
Denmark 1.5%
Genmab AS
(a)
75 23,905
Pandora AS 115 12,795
Vestas Wind Systems AS 1,530 41,717
Total 78,417
Finland 1.0%
Kone OYJ, Class B 360 25,605
Orion OYJ, Class B 95 7,102
Wartsila OYJ Abp 525 18,744
Total 51,451
Issuer Shares Value ($)
Common Stocks (continued)
France 8.0%
AXA SA 1,135 54,600
BNP Paribas SA 665 63,098
Bouygues SA 130 6,771
Credit Agricole SA 660 13,604
Danone SA 470 42,382
Engie SA 1,170 30,794
Publicis Groupe SA 155 16,132
Safran SA 235 82,081
Societe Generale SA 470 37,933
Thales SA 60 16,193
Vinci SA 320 45,118
Total 408,706
Germany 9.0%
Bayer AG 560 24,342
Commerzbank AG 500 21,199
Continental AG 75 5,986
Deutsche Bank AG 1,295 50,357
Deutsche Post AG 685 37,594
Deutsche Telekom AG 2,515 81,701
E.ON SE 1,580 29,922
Fresenius Medical Care AG 120 5,744
Heidelberg Materials AG 70 18,333
Knorr-Bremse AG 45 5,029
Mercedes-Benz Group AG 495 34,922
Muenchener Rueckversicherungs-Gesellschaft AG
in Muenchen 95 62,726
Siemens Energy AG
(a)
530 74,944
Talanx AG 45 6,014
Total 458,813
Hong Kong 1.3%
HKT Trust & HKT Ltd. 5,000 7,394
Hong Kong Exchanges & Clearing Ltd. 1,000 52,368
Hongkong Land Holdings Ltd. 500 3,475
WH Group Ltd.
(b)
5,000 5,569
Total 68,806

Portfolio of Investments
(continued)
Columbia Research Enhanced International Equity ETF, December 31, 2025 (Unaudited)
Columbia ETF Trust I | 2025

Issuer Shares Value ($)
Common Stocks (continued)
Ireland 0.5%
AIB Group PLC 1,175 12,696
Bank of Ireland Group PLC 540 10,385
Total 23,081
Israel 1.4%
Bank Hapoalim BM 655 14,807
Bank Leumi Le-Israel BM 745 16,410
Check Point Software Technologies Ltd.
(a)
60 11,133
ICL Group Ltd. 270 1,550
Israel Discount Bank Ltd., Class A 615 6,526
Mizrahi Tefahot Bank Ltd. 75 5,234
Nice Ltd.
(a)
45 5,042
Nova Ltd.
(a)
15 5,018
Wix.com Ltd.
(a)
40 4,156
Total 69,876
Italy 3.9%
Banca Monte dei Paschi di Siena SpA 770 8,257
Banco BPM SpA 460 7,034
Enel SpA 3,195 33,310
Eni SpA 790 14,975
Generali 375 15,745
Intesa Sanpaolo SpA 6,085 42,315
Poste Italiane SpA
(b)
190 4,793
Ryanair Holdings PLC 575 19,955
Telecom Italia SpA
(a)
4,595 2,773
UniCredit SpA 585 48,725
Unipol Assicurazioni SpA 135 3,261
Total 201,143
Japan 24.3%
Aeon Co. Ltd. 2,500 39,506
Aisin Corp. 500 9,334
ANA Holdings, Inc. 500 9,502
Asahi Group Holdings Ltd. 1,500 15,690
Asahi Kasei Corp. 1,000 8,862
Asics Corp. 500 11,978
Astellas Pharma, Inc. 1,500 20,029
Bandai Namco Holdings, Inc. 500 13,308
Bridgestone Corp. 1,000 22,418
Chugai Pharmaceutical Co. Ltd. 500 26,294
Issuer Shares Value ($)
Common Stocks (continued)
Dai Nippon Printing Co. Ltd. 500 8,594
Daifuku Co. Ltd. 500 15,720
Dai-ichi Life Holdings, Inc. 3,000 24,948
Hitachi Ltd. 4,000 125,095
Hulic Co. Ltd. 500 5,469
Inpex Corp. 500 9,975
Japan Airlines Co. Ltd. 500 9,267
Kawasaki Kisen Kaisha Ltd. 500 6,957
Komatsu Ltd. 1,000 31,899
LY Corp. 2,500 6,654
Marubeni Corp. 1,500 41,657
MatsukiyoCocokara & Co. 500 8,651
Mitsubishi Chemical Group Corp. 1,000 5,838
Mitsubishi Corp. 3,000 68,634
Mitsui Fudosan Co. Ltd. 2,500 28,399
NEC Corp. 1,500 50,815
Nexon Co. Ltd. 500 12,208
Nippon Yusen KK 500 16,198
Nitto Denko Corp. 500 11,850
Osaka Gas Co. Ltd. 500 17,321
Otsuka Holdings Co. Ltd. 500 28,305
Recruit Holdings Co. Ltd. 1,500 84,663
Shionogi & Co. Ltd. 500 9,062
SoftBank Corp. 25,500 34,945
Sompo Holdings, Inc. 1,000 34,043
Sony Group Corp. 5,500 141,198
Subaru Corp. 500 10,830
Sumitomo Corp. 1,000 34,527
Sumitomo Electric Industries Ltd. 500 20,176
Sumitomo Realty & Development Co. Ltd. 1,000 25,085
Suzuki Motor Corp. 1,500 22,340
T&D Holdings, Inc. 500 11,531
TIS, Inc. 500 16,769
Tokio Marine Holdings, Inc. 1,500 55,667
Tokyu Fudosan Holdings Corp. 500 4,558
Toyota Tsusho Corp. 500 16,824
West Japan Railway Co. 500 9,972
ZOZO, Inc. 500 4,118
Total 1,247,683

Portfolio of Investments
(continued)
Columbia Research Enhanced International Equity ETF, December 31, 2025 (Unaudited)
Columbia ETF Trust I | 2025

Issuer Shares Value ($)
Common Stocks (continued)
Luxembourg 0.2%
ArcelorMittal SA 170 7,805
Mexico 0.1%
Fresnillo PLC 70 3,139
Netherlands 5.4%
ABN AMRO Bank NV
(b)
300 10,496
ASML Holding NV 200 216,428
Heineken Holding NV 70 5,130
Koninklijke Ahold Delhaize NV 525 21,500
Koninklijke KPN NV 1,715 8,008
Wolters Kluwer NV 125 12,969
Total 274,531
Norway 0.5%
Equinor ASA 415 9,750
Gjensidige Forsikring ASA 140 4,192
Kongsberg Gruppen ASA 320 8,204
Norsk Hydro ASA 750 5,815
Total 27,961
Portugal 0.2%
Banco Comercial Portugues SA, Class R 2,510 2,642
EDP SA 1,015 4,667
Jeronimo Martins SGPS SA 105 2,498
Total 9,807
Singapore 1.2%
Sea Ltd. ADR
(a)
360 45,925
Sembcorp Industries Ltd. 1,000 4,681
Singapore Technologies Engineering Ltd. 2,000 13,095
Total 63,701
Spain 3.8%
ACS Actividades de Construccion y Servicios SA 60 5,979
Aena SME SA
(b)
255 7,134
Banco Bilbao Vizcaya Argentaria SA 1,975 46,507
Banco Santander SA 5,095 60,257
CaixaBank SA 1,200 14,721
Endesa SA 110 3,957
Iberdrola SA 2,115 45,866
Repsol SA 360 6,733
Telefonica SA 1,370 5,620
Total 196,774
Issuer Shares Value ($)
Common Stocks (continued)
Sweden 3.0%
Boliden AB
(a)
700 39,120
Evolution AB
(b)
455 31,084
Securitas AB, Class B 1,630 26,027
Skanska AB, Class B 1,075 29,420
Tele2 AB, Class B 1,760 29,506
Total 155,157
Switzerland 0.5%
Galderma Group AG 70 14,322
Schindler Holding AG 30 11,330
Total 25,652
United Kingdom 12.0%
Admiral Group PLC 115 4,913
AstraZeneca PLC 585 108,507
Auto Trader Group PLC
(b)
420 3,313
Barclays PLC 6,815 43,629
British American Tobacco PLC 1,125 63,765
Centrica PLC 2,310 5,268
CK Hutchison Holdings Ltd. 2,500 17,007
Compass Group PLC 830 26,392
Hikma Pharmaceuticals PLC 60 1,251
Imperial Brands PLC 405 16,991
Informa PLC 630 7,491
InterContinental Hotels Group PLC 70 9,848
Intertek Group PLC 75 4,667
J Sainsbury PLC 930 4,065
JD Sports Fashion PLC 1,170 1,329
Kingfisher PLC 850 3,575
Lloyds Banking Group PLC 28,804 38,061
NatWest Group PLC 3,785 33,183
Next PLC 55 10,120
Pearson PLC 300 4,237
Reckitt Benckiser Group PLC 365 29,466
RELX PLC 885 35,949
Rolls-Royce Holdings PLC 4,110 63,573
Sage Group PLC 695 10,124
Smith & Nephew PLC 330 5,497
Smiths Group PLC 160 5,062
Standard Chartered PLC 910 22,301

Portfolio of Investments
(continued)
Columbia Research Enhanced International Equity ETF, December 31, 2025 (Unaudited)
Columbia ETF Trust I | 2025

Notes to Portfolio of Investments
Investments are valued using policies described below:
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock
Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S.
close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
Issuer Shares Value ($)
Common Stocks (continued)
Tesco PLC 3,540 21,037
Vodafone Group PLC 9,405 12,508
Total 613,129
United States 12.5%
AP Moller - Maersk AS, Class B 5 11,510
BP PLC 6,435 37,461
GSK PLC 1,585 38,897
Haleon PLC 3,480 17,544
Holcim AG 295 28,955
Monday.com Ltd.
(a)
30 4,427
Novartis AG 1,195 165,316
Roche Holding AG 440 182,275
Sanofi SA 590 57,319
Shell PLC 2,610 96,189
Total 639,893
Total Common Stocks
(Cost $ 5,005,493 ) 5,107,600
1 1
Issuer Shares Value ($)
Money Market Funds 0 .3%
Goldman Sachs Financial Square Funds - Treasury
Instruments Fund, Institutional Class, 3.634%
(c)
14,434 14,434
1 1 1
Total Money Market Funds
(Cost $ 14,434 ) 14,434
1 1
Total Investments in Securities
(Cost $ 5,019,927 )
5,122,034
Other Assets & Liabilities, Net 1,800
Net Assets 5,123,834
(a) Non-income producing investment.
(b) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At December 31, 2025, the total value of these securities amounted to $62,389, which represents 1.22% of total net assets.
(c) The rate shown is the seven-day current annualized yield at December 31, 2025.
Abbreviation Legend
ADR American Depositary Receipt

Portfolio of Investments
(continued)
Columbia Research Enhanced International Equity ETF, December 31, 2025 (Unaudited)
Columbia ETF Trust I | 2025

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Portfolio of Investments
Columbia Research Enhanced Mid Cap ETF, December 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Columbia ETF Trust I | 2025

Issuer . Shares . Value ($)
Common Stocks 99 .7%
Communication Services 4.3%
Diversified Telecommunication Services
0.0%
Iridium Communications, Inc. 119 2,068
Entertainment 1.7%
Electronic Arts, Inc. 294 60,074
Roku, Inc.
(a)
170 18,443
Total 78,517
Interactive Media & Services 1.4%
Match Group, Inc. 307 9,913
Pinterest, Inc., Class A
(a)
775 20,065
Reddit, Inc., Class A
(a)
167 38,388
ZoomInfo Technologies, Inc.
(a)
345 3,509
Total 71,875
Media 1.1%
DoubleVerify Holdings, Inc.
(a)
186 2,128
Fox Corp., Class A 270 19,729
Fox Corp., Class B 195 12,661
New York Times Co., Class A 208 14,439
Nexstar Media Group, Inc. 37 7,513
Total 56,470
Wireless Telecommunication Services
0.1%
Millicom International Cellular SA 121 6,708
Total Communication Services 215,638
Consumer Discretionary 11.6%
Automobile Components 0.7%
Aptiv PLC
(a)
251 19,098
BorgWarner, Inc. 249 11,220
Lear Corp. 61 6,991
Total 37,309
Automobiles 1.2%
Ford Motor Co. 4,588 60,195
Broadline Retail 1.3%
Dillard's, Inc., Class A 9 5,457
eBay, Inc. 530 46,162
Etsy, Inc.
(a)
115 6,376
Issuer . Shares . Value ($)
Common Stocks (continued)
Macy's, Inc. 315 6,946
Total 64,941
Diversified Consumer Services 0.2%
ADT, Inc. 776 6,262
Grand Canyon Education, Inc.
(a)
32 5,322
Total 11,584
Hotels, Restaurants & Leisure 4.8%
Boyd Gaming Corp. 65 5,541
Caesars Entertainment, Inc.
(a)
225 5,263
Carnival Corp.
(a)
1,268 38,725
Expedia Group, Inc. 136 38,530
Hilton Worldwide Holdings, Inc. 268 76,982
Las Vegas Sands Corp. 365 23,758
MGM Resorts International
(a)
242 8,831
Restaurant Brands International, Inc. 380 25,927
Travel & Leisure Co. 72 5,078
Wynn Resorts Ltd. 87 10,469
Total 239,104
Household Durables 1.3%
NVR, Inc.
(a)
3 21,878
PulteGroup, Inc. 228 26,735
Toll Brothers, Inc. 113 15,280
Total 63,893
Specialty Retail 1.0%
Bath & Body Works, Inc. 240 4,819
Best Buy Co., Inc. 230 15,393
Chewy, Inc., Class A
(a)
260 8,593
Five Below, Inc.
(a)
63 11,867
Wayfair, Inc., Class A
(a)
116 11,648
Total 52,320
Textiles, Apparel & Luxury Goods 1.1%
Birkenstock Holding PLC
(a)
66 2,699
Crocs, Inc.
(a)
59 5,046
Ralph Lauren Corp. 44 15,559
Tapestry, Inc. 239 30,537
Total 53,841
Total Consumer Discretionary 583,187

Portfolio of Investments
(continued)
Columbia Research Enhanced Mid Cap ETF, December 31, 2025 (Unaudited)
Columbia ETF Trust I | 2025

Issuer . Shares . Value ($)
Common Stocks (continued)
Consumer Staples 4.7%
Beverages 0.6%
Boston Beer Co., Inc., Class A
(a)
8 1,561
Constellation Brands, Inc., Class A 162 22,349
Molson Coors Beverage Co., Class B 167 7,796
Total 31,706
Consumer Staples Distribution & Retail
1.7%
Albertsons Cos., Inc., Class A 406 6,971
Kroger Co. 690 43,111
Maplebear, Inc.
(a)
219 9,851
Sprouts Farmers Market, Inc.
(a)
102 8,126
U.S. Foods Holding Corp.
(a)
233 17,550
Total 85,609
Food Products 2.4%
Archer-Daniels-Midland Co. 501 28,802
Conagra Brands, Inc. 499 8,638
General Mills, Inc. 558 25,947
Ingredion, Inc. 66 7,277
Kraft Heinz Co. 1,238 30,021
Pilgrim's Pride Corp. 44 1,716
Smithfield Foods, Inc. 48 1,072
Tyson Foods, Inc., Class A 295 17,293
Total 120,766
Total Consumer Staples 238,081
Energy 5.2%
Energy Equipment & Services 0.7%
NOV, Inc. 456 7,127
TechnipFMC PLC 505 22,503
Weatherford International PLC 89 6,965
Total 36,595
Oil, Gas & Consumable Fuels 4.5%
Antero Midstream Corp. 417 7,418
APA Corp. 440 10,762
Chord Energy Corp. 71 6,582
Civitas Resources, Inc. 97 2,628
HF Sinclair Corp. 214 9,861
Marathon Petroleum Corp. 378 61,474
Phillips 66 507 65,424
Issuer . Shares . Value ($)
Common Stocks (continued)
Valero Energy Corp. 382 62,186
Total 226,335
Total Energy 262,930
Financials 15.6%
Banks 3.2%
FNB Corp. 448 7,661
Huntington Bancshares, Inc. 1,976 34,284
M&T Bank Corp. 195 39,288
Pinnacle Financial Partners, Inc. 97 9,255
Popular, Inc. 83 10,335
Regions Financial Corp. 1,110 30,081
Synovus Financial Corp. 175 8,759
Webster Financial Corp. 209 13,154
Zions Bancorp NA 185 10,830
Total 163,647
Capital Markets 4.5%
Cboe Global Markets, Inc. 133 33,383
Franklin Resources, Inc. 349 8,338
Houlihan Lokey, Inc. 69 12,019
Invesco Ltd. 561 14,737
Janus Henderson Group PLC 195 9,276
Raymond James Financial, Inc. 227 36,454
SEI Investments Co. 128 10,499
State Street Corp. 353 45,540
Stifel Financial Corp. 125 15,653
T. Rowe Price Group, Inc. 272 27,847
Virtu Financial, Inc., Class A 102 3,399
XP, Inc., Class A 506 8,283
Total 225,428
Consumer Finance 1.4%
Ally Financial, Inc. 388 17,573
OneMain Holdings, Inc. 149 10,065
SLM Corp. 254 6,873
Synchrony Financial 455 37,960
Total 72,471
Financial Services 1.1%
Global Payments, Inc. 298 23,065
Jack Henry & Associates, Inc. 91 16,606
MGIC Investment Corp. 279 8,152

Portfolio of Investments
(continued)
Columbia Research Enhanced Mid Cap ETF, December 31, 2025 (Unaudited)
Columbia ETF Trust I | 2025

Issuer . Shares . Value ($)
Common Stocks (continued)
WEX, Inc.
(a)
43 6,406
Total 54,229
Insurance 4.9%
Allstate Corp. 331 68,897
Assurant, Inc. 63 15,174
Brighthouse Financial, Inc.
(a)
72 4,665
CNA Financial Corp. 342 16,327
First American Financial Corp. 123 7,557
Hanover Insurance Group, Inc. 45 8,225
Kemper Corp. 74 3,000
Lincoln National Corp. 239 10,643
Principal Financial Group, Inc. 277 24,434
Prudential Financial, Inc. 444 50,119
RenaissanceRe Holdings Ltd. 56 15,745
Unum Group 210 16,275
Total 241,061
Mortgage Real Estate Investment 0.5%
Annaly Capital Management, Inc. 866 19,364
Rithm Capital Corp. 700 7,630
Total 26,994
Total Financials 783,830
Health Care 9.9%
Biotechnology 2.3%
Alnylam Pharmaceuticals, Inc.
(a)
50 19,882
Apellis Pharmaceuticals, Inc.
(a)
40 1,005
Biogen, Inc.
(a)
56 9,855
BioMarin Pharmaceutical, Inc.
(a)
73 4,338
Caris Life Sciences, Inc.
(a)
44 1,187
Exact Sciences Corp.
(a)
72 7,312
Exelixis, Inc.
(a)
100 4,383
Halozyme Therapeutics, Inc.
(a)
45 3,029
Incyte Corp.
(a)
75 7,408
Insmed, Inc.
(a)
81 14,096
Ionis Pharmaceuticals, Inc.
(a)
62 4,905
Moderna, Inc.
(a)
135 3,981
Natera, Inc.
(a)
50 11,455
Neurocrine Biosciences, Inc.
(a)
37 5,248
Revolution Medicines, Inc.
(a)
65 5,177
Roivant Sciences Ltd.
(a)
155 3,364
Sarepta Therapeutics, Inc.
(a)
38 818
Issuer . Shares . Value ($)
Common Stocks (continued)
Summit Therapeutics, Inc.
(a)
40 700
Ultragenyx Pharmaceutical, Inc.
(a)
35 805
United Therapeutics Corp.
(a)
16 7,796
Viking Therapeutics, Inc.
(a)
42 1,478
Total 118,222
Health Care Equipment & Supplies 1.0%
Align Technology, Inc.
(a)
71 11,087
Baxter International, Inc. 542 10,358
Envista Holdings Corp.
(a)
171 3,712
Hologic, Inc.
(a)
235 17,505
Teleflex, Inc. 47 5,736
Total 48,398
Health Care Providers & Services 3.3%
Cardinal Health, Inc. 252 51,785
Centene Corp.
(a)
516 21,233
DaVita, Inc.
(a)
71 8,066
Humana, Inc. 128 32,785
Labcorp Holdings, Inc. 88 22,077
Quest Diagnostics, Inc. 118 20,477
Universal Health Services, Inc., Class B 57 12,427
Total 168,850
Health Care Technology 0.7%
Veeva Systems, Inc., Class A
(a)
159 35,494
Life Sciences Tools & Services 1.7%
Charles River Laboratories International, Inc.
(a)
52 10,373
Illumina, Inc.
(a)
158 20,723
IQVIA Holdings, Inc.
(a)
180 40,574
Medpace Holdings, Inc.
(a)
24 13,480
Total 85,150
Pharmaceuticals 0.9%
Corcept Therapeutics, Inc.
(a)
99 3,445
Elanco Animal Health, Inc.
(a)
524 11,858
Jazz Pharmaceuticals PLC
(a)
62 10,540
Perrigo Co. PLC 146 2,032
Viatris, Inc. 1,196 14,891
Total 42,766
Total Health Care 498,880
Industrials 18.7%
Aerospace & Defense 0.4%
ATI, Inc.
(a)
170 19,509

Portfolio of Investments
(continued)
Columbia Research Enhanced Mid Cap ETF, December 31, 2025 (Unaudited)
Columbia ETF Trust I | 2025

Issuer . Shares . Value ($)
Common Stocks (continued)
Air Freight & Logistics 0.5%
Expeditors International of Washington, Inc. 168 25,034
Building Products 1.4%
A.O. Smith Corp. 141 9,430
Allegion PLC 108 17,195
Carlisle Cos., Inc. 52 16,633
Masco Corp. 261 16,563
Owens Corning 103 11,527
Total 71,348
Commercial Services & Supplies 0.6%
Veralto Corp. 313 31,231
Construction & Engineering 1.6%
AECOM 166 15,825
API Group Corp.
(a)
470 17,982
EMCOR Group, Inc. 56 34,260
Valmont Industries, Inc. 25 10,058
Total 78,125
Electrical Equipment 1.7%
Acuity, Inc. 39 14,042
Regal Rexnord Corp. 83 11,647
Rockwell Automation, Inc. 142 55,247
Sensata Technologies Holding PLC 182 6,059
Total 86,995
Ground Transportation 0.7%
JB Hunt Transport Services, Inc. 96 18,656
Lyft, Inc., Class A
(a)
480 9,298
Ryder System, Inc. 49 9,378
Total 37,332
Machinery 5.3%
AGCO Corp. 78 8,137
Allison Transmission Holdings, Inc. 104 10,182
CNH Industrial NV 1,102 10,160
Donaldson Co., Inc. 145 12,856
Flowserve Corp. 160 11,101
Fortive Corp. 399 22,029
Graco, Inc. 207 16,968
ITT, Inc. 98 17,004
Lincoln Electric Holdings, Inc. 68 16,296
Middleby Corp.
(a)
63 9,366
Mueller Industries, Inc. 137 15,728
Issuer . Shares . Value ($)
Common Stocks (continued)
Oshkosh Corp. 79 9,925
Otis Worldwide Corp. 491 42,888
Pentair PLC 205 21,349
Snap-on, Inc. 64 22,053
Timken Co. 79 6,646
Toro Co. 123 9,683
Total 262,371
Passenger Airlines 2.7%
Alaska Air Group, Inc.
(a)
146 7,344
Delta Air Lines, Inc. 821 56,977
Southwest Airlines Co. 645 26,658
United Airlines Holdings, Inc.
(a)
406 45,399
Total 136,378
Professional Services 3.5%
Broadridge Financial Solutions, Inc. 147 32,806
ExlService Holdings, Inc.
(a)
193 8,191
Genpact Ltd. 199 9,309
Leidos Holdings, Inc. 160 28,864
Paychex, Inc. 407 45,657
Paycom Software, Inc. 63 10,040
Paylocity Holding Corp.
(a)
55 8,388
Science Applications International Corp. 58 5,838
SS&C Technologies Holdings, Inc. 266 23,254
Total 172,347
Trading Companies & Distributors 0.3%
Applied Industrial Technologies, Inc. 47 12,068
MSC Industrial Direct Co., Inc., Class A 58 4,878
Total 16,946
Total Industrials 937,616
Information Technology 11.7%
Communications Equipment 1.2%
Ciena Corp.
(a)
183 42,798
F5, Inc.
(a)
75 19,145
Total 61,943
Electronic Equipment, Instruments &
Components 2.3%
Flex Ltd.
(a)
484 29,243
Keysight Technologies, Inc.
(a)
225 45,718
Littelfuse, Inc. 32 8,093
Ralliant Corp. 148 7,535

Portfolio of Investments
(continued)
Columbia Research Enhanced Mid Cap ETF, December 31, 2025 (Unaudited)
Columbia ETF Trust I | 2025

Issuer . Shares . Value ($)
Common Stocks (continued)
Vontier Corp. 190 7,064
Zebra Technologies Corp., Class A
(a)
66 16,026
Total 113,679
IT Services 1.9%
Gartner, Inc.
(a)
92 23,210
GoDaddy, Inc., Class A
(a)
177 21,962
Okta, Inc.
(a)
221 19,110
VeriSign, Inc. 121 29,397
Total 93,679
Semiconductors & Semiconductor
Equipment 0.5%
Allegro MicroSystems, Inc.
(a)
163 4,300
Cirrus Logic, Inc.
(a)
67 7,940
Qorvo, Inc.
(a)
121 10,225
Total 22,465
Software 4.2%
Docusign, Inc.
(a)
262 17,921
Dropbox, Inc., Class A
(a)
227 6,311
Elastic NV
(a)
122 9,204
HubSpot, Inc.
(a)
66 26,486
Manhattan Associates, Inc.
(a)
78 13,518
Nutanix, Inc., Class A
(a)
348 17,988
Pegasystems, Inc. 120 7,166
PTC, Inc.
(a)
157 27,351
RingCentral, Inc., Class A
(a)
99 2,859
Rubrik, Inc., Class A
(a)
167 12,772
UiPath, Inc., Class A
(a)
535 8,769
Zoom Communications, Inc.
(a)
350 30,201
Zscaler, Inc.
(a)
133 29,914
Total 210,460
Technology Hardware, Storage &
Peripherals 1.6%
HP, Inc. 1,229 27,382
NetApp, Inc. 262 28,058
Pure Storage, Inc., Class A
(a)
410 27,474
Total 82,914
Total Information Technology 585,140
Materials 5.0%
Chemicals 2.1%
CF Industries Holdings, Inc. 156 12,065
Corteva, Inc. 678 45,446
Issuer . Shares . Value ($)
Common Stocks (continued)
Eastman Chemical Co. 114 7,277
Mosaic Co. 318 7,661
NewMarket Corp. 8 5,498
PPG Industries, Inc. 225 23,054
Scotts Miracle-Gro Co. 44 2,567
Total 103,568
Construction Materials 0.2%
James Hardie Industries PLC
(a)
580 12,035
Containers & Packaging 0.2%
Crown Holdings, Inc. 115 11,842
Metals & Mining 2.4%
Anglogold Ashanti PLC 506 43,152
Nucor Corp. 229 37,352
Reliance, Inc. 52 15,021
Steel Dynamics, Inc. 137 23,215
Total 118,740
Paper & Forest Products 0.1%
Louisiana-Pacific Corp. 69 5,572
Total Materials 251,757
Real Estate 6.9%
Diversified REITs 0.4%
WP Carey, Inc. 296 19,051
Health Care REITs 0.4%
Omega Healthcare Investors, Inc. 404 17,913
Hotel & Resort REITs 0.4%
Host Hotels & Resorts, Inc. 929 16,471
Park Hotels & Resorts, Inc. 265 2,772
Total 19,243
Industrial REITs 0.2%
STAG Industrial, Inc. 254 9,337
Office REITs 0.3%
Kilroy Realty Corp. 161 6,017
Vornado Realty Trust 244 8,120
Total 14,137
Real Estate Management & Development
1.8%
CBRE Group, Inc., Class A
(a)
404 64,960
Howard Hughes Holdings, Inc.
(a)
81 6,461
Jones Lang LaSalle, Inc.
(a)
64 21,534
Total 92,955

Portfolio of Investments
(continued)
Columbia Research Enhanced Mid Cap ETF, December 31, 2025 (Unaudited)
Columbia ETF Trust I | 2025

Notes to Portfolio of Investments
Investments are valued using policies described below:
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock
Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S.
close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Issuer . Shares . Value ($)
Common Stocks (continued)
Residential REITs 1.2%
American Homes 4 Rent, Class A 467 14,991
Invitation Homes, Inc. 836 23,232
Sun Communities, Inc. 167 20,693
Total 58,916
Retail REITs 0.4%
Brixmor Property Group, Inc. 416 10,907
NNN REIT, Inc. 258 10,225
Total 21,132
Specialized REITs 1.8%
EPR Properties 102 5,090
Gaming & Leisure Properties, Inc. 371 16,580
Rayonier, Inc. 209 4,525
SBA Communications Corp. 144 27,854
VICI Properties, Inc. 1,459 41,026
Total 95,075
Total Real Estate 347,759
Utilities 6.1%
Electric Utilities 3.7%
Edison International 412 24,728
Evergy, Inc. 244 17,688
Eversource Energy 402 27,067
Exelon Corp. 1,084 47,252
NRG Energy, Inc. 204 32,485
PG&E Corp. 2,347 37,716
Total 186,936
Issuer . Shares . Value ($)
Common Stocks (continued)
Gas Utilities 0.2%
UGI Corp. 230 8,609
Independent Power and Renewable
Electricity Producers 0.3%
AES Corp. 761 10,912
Clearway Energy, Inc., Class A 37 1,163
Clearway Energy, Inc., Class C 89 2,960
Total 15,035
Multi-Utilities 1.9%
Ameren Corp. 289 28,860
Consolidated Edison, Inc. 387 38,436
DTE Energy Co. 222 28,634
Total 95,930
Total Utilities 306,510
Total Common Stocks
(Cost $ 5,070,553 ) 5,011,328
1 1
Money Market Funds 0 .2%
Goldman Sachs Financial Square Funds -
Treasury Instruments Fund, Institutional Class,
3.634%
(b)
11,479 11,479
1 1 1
Total Money Market Funds
(Cost $ 11,479 ) 11,479
1 1
Total Investments in Securities
(Cost $ 5,082,032 ) 5,022,807
Other Assets & Liabilities, Net 4,392
Net Assets 5,027,199
(a) Non-income producing investment.
(b) The rate shown is the seven-day current annualized yield at December 31, 2025.

Portfolio of Investments
(continued)
Columbia Research Enhanced Mid Cap ETF, December 31, 2025 (Unaudited)
Columbia ETF Trust I | 2025

Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Portfolio of Investments
Columbia Research Enhanced Small Cap ETF, December 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Columbia ETF Trust I | 2025

Issuer . Shares . Value ($)
Common Stocks 99 .7%
Communication Services 2.4%
Diversified Telecommunication Services
0.6%
Bandwidth, Inc., Class A
(a)
70 1,082
Globalstar, Inc.
(a)
126 7,691
IDT Corp., Class B 51 2,612
Liberty Latin America Ltd., Class C
(a)
325 2,425
Lumen Technologies, Inc.
(a)
2,377 18,469
Total 32,279
Entertainment 0.3%
Cinemark Holdings, Inc. 260 6,042
IMAX Corp.
(a)
110 4,066
Madison Square Garden Entertainment Corp.
(a)
100 5,389
Marcus Corp. 55 853
Playtika Holding Corp. 190 751
Total 17,101
Interactive Media & Services 0.8%
Angi, Inc.
(a)
86 1,112
Bumble, Inc., Class A
(a)
140 500
Cargurus, Inc.
(a)
196 7,516
Cars.com, Inc.
(a)
135 1,647
EverQuote, Inc., Class A
(a)
70 1,890
fuboTV, Inc., Class A
(a)
845 2,129
Grindr, Inc.
(a)
95 1,286
MediaAlpha, Inc., Class A
(a)
80 1,036
Nextdoor Holdings, Inc.
(a)
550 1,155
QuinStreet, Inc.
(a)
131 1,882
Shutterstock, Inc. 60 1,146
TripAdvisor, Inc.
(a)
275 4,004
Yelp, Inc.
(a)
150 4,559
Ziff Davis, Inc.
(a)
96 3,374
ZipRecruiter, Inc., Class A
(a)
155 605
Total 33,841
Media 0.5%
AMC Networks, Inc., Class A
(a)
80 762
Cable One, Inc. 11 1,241
Gambling.com Group Ltd.
(a)
50 273
Gray Media, Inc. 215 1,041
Issuer . Shares . Value ($)
Common Stocks (continued)
Ibotta, Inc., Class A
(a)
35 796
iHeartMedia, Inc., Class A
(a)
290 1,206
John Wiley & Sons, Inc., Class A 105 3,216
Magnite, Inc.
(a)
355 5,761
Nexxen International Ltd.
(a)
205 1,341
Optimum Communications, Inc., Class A
(a)
590 974
PubMatic, Inc., Class A
(a)
95 843
Scholastic Corp. 50 1,482
Sinclair, Inc. 100 1,530
TEGNA, Inc. 401 7,782
Total 28,248
Wireless Telecommunication Services
0.2%
Gogo, Inc.
(a)
195 909
Telephone & Data Systems, Inc. 255 10,455
Total 11,364
Total Communication Services 122,833
Consumer Discretionary 9.2%
Automobile Components 1.2%
Adient PLC
(a)
175 3,355
American Axle & Manufacturing Holdings,
Inc.
(a)
240 1,538
Cooper-Standard Holdings, Inc.
(a)
35 1,149
Dana, Inc. 250 5,940
Dorman Products, Inc.
(a)
56 6,899
Garrett Motion, Inc. 416 7,251
Gentherm, Inc.
(a)
65 2,364
Goodyear Tire & Rubber Co.
(a)
600 5,256
LCI Industries 50 6,067
Patrick Industries, Inc. 70 7,591
Phinia, Inc. 81 5,078
Standard Motor Products, Inc. 45 1,658
Strattec Security Corp.
(a)
10 761
Visteon Corp. 60 5,706
XPEL, Inc.
(a)
55 2,745
Total 63,358
Automobiles 0.0%
Winnebago Industries, Inc. 60 2,431

Portfolio of Investments
(continued)
Columbia Research Enhanced Small Cap ETF, December 31, 2025 (Unaudited)
Columbia ETF Trust I | 2025

Issuer . Shares . Value ($)
Common Stocks (continued)
Broadline Retail 0.1%
Groupon, Inc.
(a)
50 881
Kohl's Corp. 235 4,796
Total 5,677
Distributors 0.1%
GigaCloud Technology, Inc., Class A
(a)
55 2,160
Gold.com, Inc. 40 1,362
Total 3,522
Diversified Consumer Services 1.2%
Adtalem Global Education, Inc.
(a)
76 7,863
American Public Education, Inc.
(a)
36 1,361
Carriage Services, Inc. 30 1,269
Coursera, Inc.
(a)
305 2,245
Frontdoor, Inc.
(a)
155 8,941
Graham Holdings Co., Class B 6 6,592
Laureate Education, Inc.
(a)
271 9,124
McGraw Hill, Inc.
(a)
55 908
OneSpaWorld Holdings Ltd. 215 4,459
Perdoceo Education Corp. 135 3,960
Strategic Education, Inc. 50 4,010
Stride, Inc.
(a)
92 5,974
Udemy, Inc.
(a)
180 1,053
Universal Technical Institute, Inc.
(a)
115 3,005
Total 60,764
Hotels, Restaurants & Leisure 1.6%
Accel Entertainment, Inc.
(a)
110 1,255
Biglari Holdings, Inc., Class B
(a)
5 1,662
BJ's Restaurants, Inc.
(a)
41 1,615
Bloomin' Brands, Inc. 180 1,111
Brightstar Lottery PLC 220 3,406
Brinker International, Inc.
(a)
95 13,633
Cheesecake Factory, Inc. 100 5,048
Cracker Barrel Old Country Store, Inc. 50 1,270
Dine Brands Global, Inc. 30 964
Golden Entertainment, Inc. 40 1,088
Hilton Grand Vacations, Inc.
(a)
142 6,355
Life Time Group Holdings, Inc.
(a)
325 8,639
Lindblad Expeditions Holdings, Inc.
(a)
80 1,154
Marriott Vacations Worldwide Corp. 70 4,038
Monarch Casino & Resort, Inc. 26 2,488
Issuer . Shares . Value ($)
Common Stocks (continued)
Nathan's Famous, Inc. 6 561
Papa John's International, Inc. 70 2,694
RCI Hospitality Holdings, Inc. 16 381
Red Rock Resorts, Inc., Class A 105 6,505
Rush Street Interactive, Inc.
(a)
205 3,983
Super Group SGHC Ltd. 335 4,003
Target Hospitality Corp.
(a)
70 561
United Parks & Resorts, Inc.
(a)
115 4,175
Xponential Fitness, Inc., Class A
(a)
60 494
Total 77,083
Household Durables 2.0%
Cavco Industries, Inc.
(a)
16 9,452
Century Communities, Inc. 55 3,264
Champion Homes, Inc.
(a)
120 10,140
Cricut, Inc., Class A 100 495
Ethan Allen Interiors, Inc. 50 1,142
Green Brick Partners, Inc.
(a)
86 5,389
Hovnanian Enterprises, Inc., Class A
(a)
10 975
Installed Building Products, Inc. 50 12,970
KB Home 135 7,615
La-Z-Boy, Inc. 90 3,354
Leggett & Platt, Inc. 286 3,146
M/I Homes, Inc.
(a)
55 7,037
Meritage Homes Corp. 150 9,870
Sonos, Inc.
(a)
255 4,478
Taylor Morrison Home Corp.
(a)
206 12,127
Tri Pointe Homes, Inc.
(a)
180 5,665
Total 97,119
Leisure Products 0.3%
Acushnet Holdings Corp. 60 4,789
MasterCraft Boat Holdings, Inc.
(a)
35 662
Polaris, Inc. 115 7,274
Total 12,725
Specialty Retail 2.4%
Abercrombie & Fitch Co., Class A
(a)
100 12,588
Academy Sports & Outdoors, Inc. 145 7,244
American Eagle Outfitters, Inc. 335 8,834
Arhaus, Inc.
(a)
110 1,233
Asbury Automotive Group, Inc.
(a)
41 9,534
Boot Barn Holdings, Inc.
(a)
66 11,647

Portfolio of Investments
(continued)
Columbia Research Enhanced Small Cap ETF, December 31, 2025 (Unaudited)
Columbia ETF Trust I | 2025

Issuer . Shares . Value ($)
Common Stocks (continued)
Buckle, Inc. 70 3,739
Build-A-Bear Workshop, Inc. 26 1,593
Genesco, Inc.
(a)
20 495
Group 1 Automotive, Inc. 26 10,226
Lands' End, Inc.
(a)
20 290
Monro, Inc. 55 1,102
National Vision Holdings, Inc.
(a)
170 4,389
Petco Health & Wellness Co., Inc.
(a)
300 843
Revolve Group, Inc.
(a)
86 2,596
Sally Beauty Holdings, Inc.
(a)
215 3,066
Signet Jewelers Ltd. 85 7,045
Sonic Automotive, Inc., Class A 30 1,856
Stitch Fix, Inc., Class A
(a)
240 1,260
ThredUp, Inc., Class A
(a)
205 1,310
Upbound Group, Inc. 115 2,019
Urban Outfitters, Inc.
(a)
120 9,031
Victoria's Secret & Co.
(a)
150 8,126
Warby Parker, Inc., Class A
(a)
215 4,685
Winmark Corp. 6 2,430
Zumiez, Inc.
(a)
30 782
Total 117,963
Textiles, Apparel & Luxury Goods 0.3%
Ermenegildo Zegna NV 135 1,384
Figs, Inc., Class A
(a)
320 3,635
G-III Apparel Group Ltd. 80 2,317
Kontoor Brands, Inc. 120 7,331
Wolverine World Wide, Inc. 175 3,176
Total 17,843
Total Consumer Discretionary 458,485
Consumer Staples 1.8%
Beverages 0.0%
MGP Ingredients, Inc. 30 729
National Beverage Corp.
(a)
50 1,595
Total 2,324
Consumer Staples Distribution & Retail
0.5%
Andersons, Inc. 66 3,509
Chefs' Warehouse, Inc.
(a)
76 4,737
Ingles Markets, Inc., Class A 30 2,057
Natural Grocers by Vitamin Cottage, Inc. 20 501
Issuer . Shares . Value ($)
Common Stocks (continued)
PriceSmart, Inc. 55 6,746
United Natural Foods, Inc.
(a)
125 4,209
Weis Markets, Inc. 30 1,923
Total 23,682
Food Products 0.7%
B&G Foods, Inc. 160 688
Calavo Growers, Inc. 35 761
Cal-Maine Foods, Inc. 90 7,161
Dole PLC 165 2,473
Fresh Del Monte Produce, Inc. 81 2,886
J&J Snack Foods Corp. 31 2,801
Marzetti Co. 45 7,400
Mission Produce, Inc.
(a)
90 1,044
Seneca Foods Corp., Class A
(a)
10 1,106
Simply Good Foods Co.
(a)
195 3,916
Tootsie Roll Industries, Inc. 35 1,282
TreeHouse Foods, Inc.
(a)
105 2,477
Total 33,995
Household Products 0.3%
Central Garden & Pet Co., Class A
(a)
105 3,065
Energizer Holdings, Inc. 130 2,586
Oil-Dri Corp. of America 20 979
Spectrum Brands Holdings, Inc. 50 2,954
WD-40 Co. 30 5,906
Total 15,490
Personal Care Products 0.2%
Edgewell Personal Care Co. 95 1,620
Herbalife Ltd.
(a)
210 2,707
Interparfums, Inc. 40 3,393
Nu Skin Enterprises, Inc., Class A 100 962
USANA Health Sciences, Inc.
(a)
25 491
Total 9,173
Tobacco 0.1%
Turning Point Brands, Inc. 36 3,902
Universal Corp. 50 2,638
Total 6,540
Total Consumer Staples 91,204
Energy 4.7%
Energy Equipment & Services 2.1%
Archrock, Inc. 425 11,058

Portfolio of Investments
(continued)
Columbia Research Enhanced Small Cap ETF, December 31, 2025 (Unaudited)
Columbia ETF Trust I | 2025

Issuer . Shares . Value ($)
Common Stocks (continued)
Bristow Group, Inc.
(a)
70 2,563
Cactus, Inc., Class A 170 7,766
Expro Group Holdings NV
(a)
280 3,738
Forum Energy Technologies, Inc.
(a)
25 924
Helix Energy Solutions Group, Inc.
(a)
340 2,132
Helmerich & Payne, Inc. 240 6,883
Innovex International, Inc.
(a)
95 2,078
Liberty Energy, Inc. 390 7,199
Nabors Industries Ltd.
(a)
35 1,901
National Energy Services Reunited Corp.
(a)
200 3,132
Noble Corp. PLC 315 8,895
Oceaneering International, Inc.
(a)
245 5,887
Oil States International, Inc.
(a)
140 948
Patterson-UTI Energy, Inc. 850 5,194
ProPetro Holding Corp.
(a)
200 1,902
RPC, Inc. 250 1,360
Select Water Solutions, Inc. 235 2,472
TETRA Technologies, Inc.
(a)
315 2,952
Tidewater, Inc.
(a)
115 5,809
Transocean Ltd.
(a)
2,366 9,771
Valaris Ltd.
(a)
155 7,812
Total 102,376
Oil, Gas & Consumable Fuels 2.6%
Ardmore Shipping Corp. 96 1,017
BKV Corp.
(a)
41 1,113
California Resources Corp. 199 8,881
Clean Energy Fuels Corp.
(a)
350 735
CNX Resources Corp.
(a)
320 11,765
Crescent Energy Co., Class A 541 4,539
CVR Energy, Inc.
(a)
75 1,908
Delek U.S. Holdings, Inc. 145 4,301
DHT Holdings, Inc. 335 4,090
Diversified Energy Co. 146 2,114
Dorian LPG Ltd. 90 2,191
Excelerate Energy, Inc., Class A 80 2,244
FLEX LNG Ltd.
(a)
76 1,897
Green Plains, Inc.
(a)
170 1,666
Gulfport Energy Corp.
(a)
50 10,400
HighPeak Energy, Inc. 55 261
Infinity Natural Resources, Inc., Class A
(a)
35 516
Issuer . Shares . Value ($)
Common Stocks (continued)
International Seaways, Inc. 100 4,855
Magnolia Oil & Gas Corp., Class A 445 9,741
Murphy Oil Corp. 331 10,344
Navigator Holdings Ltd. 80 1,386
Par Pacific Holdings, Inc.
(a)
120 4,217
PBF Energy, Inc., Class A 205 5,560
Peabody Energy Corp. 285 8,465
PrimeEnergy Resources Corp.
(a)
1 171
REX American Resources Corp.
(a)
70 2,262
Riley Exploration Permian, Inc. 25 660
SandRidge Energy, Inc. 80 1,154
Scorpio Tankers, Inc. 110 5,592
SFL Corp. Ltd. 235 1,835
SM Energy Co. 280 5,236
Talos Energy, Inc.
(a)
311 3,427
Teekay Corp. Ltd. 130 1,174
Teekay Tankers Ltd., Class A 60 3,205
Vitesse Energy, Inc. 70 1,348
W&T Offshore, Inc. 245 399
World Kinect Corp. 135 3,163
Total 133,832
Total Energy 236,208
Financials 17.8%
Banks 7.9%
1st Source Corp. 55 3,437
Amalgamated Financial Corp. 51 1,634
Amerant Bancorp, Inc. 110 2,146
Ameris Bancorp 190 14,111
Axos Financial, Inc.
(a)
160 13,786
Banc of California, Inc. 385 7,427
Bancorp, Inc.
(a)
126 8,508
Bank of NT Butterfield & Son Ltd. 120 5,978
BankUnited, Inc. 220 9,805
Banner Corp. 97 6,078
Byline Bancorp, Inc. 95 2,769
Cadence Bank 531 22,747
Capitol Federal Financial, Inc. 360 2,452
Cathay General Bancorp 190 9,194
Central Pacific Financial Corp. 76 2,368
City Holding Co. 41 4,887

Portfolio of Investments
(continued)
Columbia Research Enhanced Small Cap ETF, December 31, 2025 (Unaudited)
Columbia ETF Trust I | 2025

Issuer . Shares . Value ($)
Common Stocks (continued)
Community Trust Bancorp, Inc. 51 2,882
Customers Bancorp, Inc.
(a)
91 6,654
Enterprise Financial Services Corp. 106 5,724
First BanCorp 451 9,349
First Bancorp/Southern Pines NC 116 5,892
First Financial Bancorp 285 7,131
First Financial Corp. 35 2,115
First Merchants Corp. 166 6,222
Firstsun Capital Bancorp
(a)
35 1,317
Fulton Financial Corp. 521 10,071
Hancock Whitney Corp. 242 15,410
Hanmi Financial Corp. 85 2,298
Heritage Commerce Corp. 175 2,102
Heritage Financial Corp. 100 2,365
Hilltop Holdings, Inc. 125 4,243
Home BancShares, Inc. 541 15,029
Independent Bank Corp. 60 1,952
International Bancshares Corp. 165 10,963
Metropolitan Bank Holding Corp. 25 1,909
Mid Penn Bancorp, Inc. 55 1,706
MidWestOne Financial Group, Inc. 60 2,310
NB Bancorp, Inc. 100 1,982
Nicolet Bankshares, Inc. 40 4,852
Northeast Bank 25 2,598
Northrim BanCorp, Inc. 65 1,730
OFG Bancorp 126 5,163
Old Second Bancorp, Inc. 145 2,828
Origin Bancorp, Inc. 81 3,046
Orrstown Financial Services, Inc. 55 1,948
Park National Corp. 46 7,000
Pathward Financial, Inc. 65 4,615
Peoples Bancorp, Inc. 100 3,003
Preferred Bank 40 3,777
Provident Financial Services, Inc. 360 7,110
QCR Holdings, Inc. 46 3,832
S&T Bancorp, Inc. 110 4,329
Southside Bancshares, Inc. 85 2,583
Stellar Bancorp, Inc. 135 4,177
Stock Yards Bancorp, Inc. 80 5,196
Texas Capital Bancshares, Inc.
(a)
130 11,770
Issuer . Shares . Value ($)
Common Stocks (continued)
Towne Bank 236 7,875
TriCo Bancshares 87 4,121
TrustCo Bank Corp. 51 2,108
Trustmark Corp. 161 6,271
United Bankshares, Inc. 402 15,436
United Community Banks, Inc. 355 11,083
Valley National Bancorp 1,402 16,374
WSFS Financial Corp. 160 8,838
Total 388,616
Capital Markets 2.3%
Acadian Asset Management, Inc. 105 4,935
Artisan Partners Asset Management, Inc.,
Class A
200 8,148
BGC Group, Inc., Class A 1,050 9,377
Cohen & Steers, Inc. 80 5,022
Diamond Hill Investment Group, Inc. 6 1,017
Donnelley Financial Solutions, Inc.
(a)
75 3,502
Marex Group PLC 155 5,946
Moelis & Co., Class A 215 14,779
P10, Inc., Class A 170 1,668
Patria Investments Ltd., Class A 181 2,876
Piper Sandler Cos. 50 16,985
PJT Partners, Inc., Class A 66 11,035
StoneX Group, Inc.
(a)
125 11,891
Victory Capital Holdings, Inc., Class A 150 9,464
Virtus Investment Partners, Inc. 20 3,263
WisdomTree, Inc. 360 4,388
Total 114,296
Consumer Finance 1.5%
Atlanticus Holdings Corp.
(a)
30 2,009
Bread Financial Holdings, Inc. 131 9,698
Dave, Inc.
(a)
30 6,642
Encore Capital Group, Inc.
(a)
62 3,370
Enova International, Inc.
(a)
70 11,004
FirstCash Holdings, Inc. 115 18,329
Green Dot Corp., Class A
(a)
145 1,857
Jefferson Capital, Inc. 155 3,463
LendingClub Corp.
(a)
330 6,250
LendingTree, Inc.
(a)
35 1,858
NerdWallet, Inc., Class A
(a)
115 1,558

Portfolio of Investments
(continued)
Columbia Research Enhanced Small Cap ETF, December 31, 2025 (Unaudited)
Columbia ETF Trust I | 2025

Issuer . Shares . Value ($)
Common Stocks (continued)
Oportun Financial Corp.
(a)
110 582
OppFi, Inc. 76 795
PRA Group, Inc.
(a)
110 1,946
PROG Holdings, Inc. 111 3,273
Total 72,634
Financial Services 3.2%
Banco Latinoamericano de Comercio Exterior
SA
80 3,568
Burford Capital Ltd. 555 4,951
Cannae Holdings, Inc. 145 2,281
Compass Diversified Holdings 195 936
Enact Holdings, Inc. 85 3,369
Essent Group Ltd. 275 17,878
EVERTEC, Inc. 185 5,382
Federal Agricultural Mortgage Corp., Class C 26 4,565
Finance of America Cos., Inc., Class A
(a)
15 363
Flywire Corp.
(a)
330 4,673
HA Sustainable Infrastructure Capital, Inc. 365 11,472
International Money Express, Inc.
(a)
80 1,229
Jackson Financial, Inc., Class A 195 20,796
Marqeta, Inc., Class A
(a)
1,060 5,035
Merchants Bancorp 60 2,044
NCR Atleos Corp.
(a)
211 8,041
NMI Holdings, Inc.
(a)
220 8,974
Pagseguro Digital Ltd., Class A 610 5,880
PennyMac Financial Services, Inc. 146 19,248
Priority Technology Holdings, Inc.
(a)
80 436
Radian Group, Inc. 391 14,072
Repay Holdings Corp.
(a)
190 694
StoneCo Ltd., Class A
(a)
731 10,812
Total 156,699
Insurance 2.4%
AMERISAFE, Inc. 55 2,113
Aspen Insurance Holdings Ltd., Class A
(a)
45 1,670
Bowhead Specialty Holdings, Inc.
(a)
65 1,855
CNO Financial Group, Inc. 271 11,509
Employers Holdings, Inc. 65 2,806
F&G Annuities & Life, Inc. 385 11,877
Fidelis Insurance Holdings Ltd. 160 3,131
Genworth Financial, Inc.
(a)
1,146 10,348
Issuer . Shares . Value ($)
Common Stocks (continued)
Hamilton Insurance Group Ltd., Class B
(a)
175 4,882
Heritage Insurance Holdings, Inc.
(a)
70 2,048
Horace Mann Educators Corp. 120 5,542
Mercury General Corp. 80 7,525
ProAssurance Corp.
(a)
150 3,624
Root, Inc., Class A
(a)
31 2,239
Safety Insurance Group, Inc. 45 3,506
Selective Insurance Group, Inc. 175 14,641
SiriusPoint Ltd.
(a)
315 6,895
Skyward Specialty Insurance Group, Inc.
(a)
105 5,367
Slide Insurance Holdings, Inc.
(a)
210 4,091
Stewart Information Services Corp. 80 5,621
Tiptree, Inc. 65 1,188
United Fire Group, Inc. 65 2,363
Universal Insurance Holdings, Inc. 75 2,535
Total 117,376
Mortgage Real Estate Investment 0.5%
Adamas Trust, Inc. 245 1,789
Apollo Commercial Real Estate Finance, Inc. 405 3,920
BrightSpire Capital, Inc. 370 2,072
Chimera Investment Corp. 235 2,921
Dynex Capital, Inc. 425 5,955
Ellington Financial, Inc. 285 3,870
Invesco Mortgage Capital, Inc. 205 1,724
MFA Financial, Inc. 295 2,746
TPG RE Finance Trust, Inc. 206 1,774
Total 26,771
Total Financials 876,392
Health Care 18.2%
Biotechnology 9.0%
4D Molecular Therapeutics, Inc.
(a)
70 525
Abeona Therapeutics, Inc.
(a)
75 395
Absci Corp.
(a)
220 768
ACADIA Pharmaceuticals, Inc.
(a)
275 7,345
ADC Therapeutics SA
(a)
150 530
ADMA Biologics, Inc.
(a)
375 6,840
Agios Pharmaceuticals, Inc.
(a)
90 2,450
Akebia Therapeutics, Inc.
(a)
420 676
Aldeyra Therapeutics, Inc.
(a)
95 492
Alector, Inc.
(a)
135 211

Portfolio of Investments
(continued)
Columbia Research Enhanced Small Cap ETF, December 31, 2025 (Unaudited)
Columbia ETF Trust I | 2025

Issuer . Shares . Value ($)
Common Stocks (continued)
Alkermes PLC
(a)
265 7,415
Allogene Therapeutics, Inc.
(a)
255 349
Altimmune, Inc.
(a)
170 614
Amicus Therapeutics, Inc.
(a)
495 7,049
AnaptysBio, Inc.
(a)
41 1,988
Anavex Life Sciences Corp.
(a)
135 481
Annexon, Inc.
(a)
155 778
Apogee Therapeutics, Inc.
(a)
76 5,736
Arbutus Biopharma Corp.
(a)
245 1,178
Arcellx, Inc.
(a)
70 4,564
Arcturus Therapeutics Holdings, Inc.
(a)
40 245
Arcus Biosciences, Inc.
(a)
125 2,979
Arcutis Biotherapeutics, Inc.
(a)
175 5,082
Ardelyx, Inc.
(a)
380 2,215
ArriVent Biopharma, Inc.
(a)
41 825
Arrowhead Pharmaceuticals, Inc.
(a)
211 14,007
ARS Pharmaceuticals, Inc.
(a)
95 1,107
Astria Therapeutics, Inc.
(a)
70 916
aTyr Pharma, Inc.
(a)
155 121
Aurinia Pharmaceuticals, Inc.
(a)
195 3,110
Avidity Biosciences, Inc.
(a)
220 15,868
Avita Medical, Inc.
(a)
50 173
Beam Therapeutics, Inc.
(a)
150 4,158
Bicara Therapeutics, Inc.
(a)
50 842
BioCryst Pharmaceuticals, Inc.
(a)
320 2,496
Biohaven Ltd.
(a)
151 1,705
Bridgebio Pharma, Inc.
(a)
270 20,651
Bright Minds Biosciences, Inc.
(a)
6 468
Candel Therapeutics, Inc.
(a)
65 367
Capricor Therapeutics, Inc.
(a)
65 1,876
CareDx, Inc.
(a)
80 1,507
Catalyst Pharmaceuticals, Inc.
(a)
185 4,318
Celcuity, Inc.
(a)
50 4,987
Celldex Therapeutics, Inc.
(a)
105 2,852
CG oncology, Inc.
(a)
75 3,114
Cidara Therapeutics, Inc.
(a)
40 8,836
Cogent Biosciences, Inc.
(a)
190 6,749
Compass Therapeutics, Inc.
(a)
210 1,128
Corvus Pharmaceuticals, Inc.
(a)
95 732
CRISPR Therapeutics AG
(a)
141 7,393
Issuer . Shares . Value ($)
Common Stocks (continued)
Cullinan Therapeutics, Inc.
(a)
60 621
Cytokinetics, Inc.
(a)
195 12,389
Day One Biopharmaceuticals, Inc.
(a)
121 1,128
Denali Therapeutics, Inc.
(a)
215 3,550
Dianthus Therapeutics, Inc.
(a)
55 2,267
Disc Medicine, Inc.
(a)
45 3,573
Dynavax Technologies Corp.
(a)
190 2,922
Dyne Therapeutics, Inc.
(a)
180 3,521
Editas Medicine, Inc.
(a)
145 297
Eledon Pharmaceuticals, Inc.
(a)
90 136
Emergent BioSolutions, Inc.
(a)
81 1,001
Enanta Pharmaceuticals, Inc.
(a)
45 710
Erasca, Inc.
(a)
265 986
Geron Corp.
(a)
991 1,308
Gossamer Bio, Inc.
(a)
300 930
GRAIL, Inc.
(a)
50 4,280
Humacyte, Inc.
(a)
260 250
Ideaya Biosciences, Inc.
(a)
131 4,529
ImmunityBio, Inc.
(a)
495 980
Immunome, Inc.
(a)
140 3,007
Immunovant, Inc.
(a)
120 3,050
Inhibrx Biosciences, Inc.
(a)
16 1,264
Intellia Therapeutics, Inc.
(a)
180 1,618
Iovance Biotherapeutics, Inc.
(a)
545 1,488
Janux Therapeutics, Inc.
(a)
90 1,242
KalVista Pharmaceuticals, Inc.
(a)
61 985
Keros Therapeutics, Inc.
(a)
45 916
Kodiak Sciences, Inc.
(a)
80 2,237
Korro Bio, Inc.
(a)
10 80
Krystal Biotech, Inc.
(a)
41 10,108
Kura Oncology, Inc.
(a)
136 1,413
Kymera Therapeutics, Inc.
(a)
96 7,470
Larimar Therapeutics, Inc.
(a)
80 305
Lexeo Therapeutics, Inc.
(a)
100 993
Madrigal Pharmaceuticals, Inc.
(a)
35 20,381
MannKind Corp.
(a)
490 2,778
MiMedx Group, Inc.
(a)
190 1,286
Mineralys Therapeutics, Inc.
(a)
90 3,266
Mirum Pharmaceuticals, Inc.
(a)
70 5,529
Monopar Therapeutics, Inc.
(a)
10 653

Portfolio of Investments
(continued)
Columbia Research Enhanced Small Cap ETF, December 31, 2025 (Unaudited)
Columbia ETF Trust I | 2025

Issuer . Shares . Value ($)
Common Stocks (continued)
Monte Rosa Therapeutics, Inc.
(a)
65 1,019
Myriad Genetics, Inc.
(a)
145 892
Neurogene, Inc.
(a)
20 412
Novavax, Inc.
(a)
241 1,620
Nurix Therapeutics, Inc.
(a)
165 3,130
Nuvalent, Inc., Class A
(a)
75 7,544
Olema Pharmaceuticals, Inc.
(a)
85 2,125
Organogenesis Holdings, Inc.
(a)
100 518
ORIC Pharmaceuticals, Inc.
(a)
90 736
Oruka Therapeutics, Inc.
(a)
70 2,122
Palvella Therapeutics, Inc.
(a)
11 1,151
Perspective Therapeutics, Inc.
(a)
100 275
Praxis Precision Medicines, Inc.
(a)
40 11,789
Precigen, Inc.
(a)
200 836
Prime Medicine, Inc.
(a)
150 521
Protagonist Therapeutics, Inc.
(a)
96 8,385
Prothena Corp. PLC
(a)
70 669
PTC Therapeutics, Inc.
(a)
125 9,495
Recursion Pharmaceuticals, Inc., Class A
(a)
675 2,761
REGENXBIO, Inc.
(a)
75 1,080
Relay Therapeutics, Inc.
(a)
215 1,819
Replimune Group, Inc.
(a)
110 1,069
Rezolute, Inc.
(a)
130 307
Rhythm Pharmaceuticals, Inc.
(a)
101 10,811
Rigel Pharmaceuticals, Inc.
(a)
30 1,285
Rocket Pharmaceuticals, Inc.
(a)
160 562
Sana Biotechnology, Inc.
(a)
270 1,099
Savara, Inc.
(a)
145 874
Scholar Rock Holding Corp.
(a)
121 5,330
SELLAS Life Sciences Group, Inc.
(a)
205 773
Sionna Therapeutics, Inc.
(a)
40 1,646
Soleno Therapeutics, Inc.
(a)
76 3,519
Solid Biosciences, Inc.
(a)
95 536
Spyre Therapeutics, Inc.
(a)
111 3,636
Stoke Therapeutics, Inc.
(a)
80 2,539
Syndax Pharmaceuticals, Inc.
(a)
136 2,857
Tango Therapeutics, Inc.
(a)
130 1,152
Taysha Gene Therapies, Inc.
(a)
365 2,008
Tectonic Therapeutic, Inc.
(a)
16 334
TG Therapeutics, Inc.
(a)
235 7,005
Issuer . Shares . Value ($)
Common Stocks (continued)
Tonix Pharmaceuticals Holding Corp.
(a)
15 234
Travere Therapeutics, Inc.
(a)
141 5,388
Twist Bioscience Corp.
(a)
95 3,013
Upstream Bio, Inc.
(a)
35 950
UroGen Pharma Ltd.
(a)
70 1,639
Vaxcyte, Inc.
(a)
206 9,505
Vera Therapeutics, Inc.
(a)
80 4,051
Veracyte, Inc.
(a)
126 5,305
Verastem, Inc.
(a)
100 772
Vericel Corp.
(a)
81 2,917
Vir Biotechnology, Inc.
(a)
150 905
Viridian Therapeutics, Inc.
(a)
140 4,357
Xencor, Inc.
(a)
110 1,684
Xenon Pharmaceuticals, Inc.
(a)
121 5,424
Zenas Biopharma, Inc.
(a)
15 545
Zymeworks, Inc.
(a)
120 3,160
Total 442,748
Health Care Equipment & Supplies 3.5%
Alphatec Holdings, Inc.
(a)
290 6,102
AngioDynamics, Inc.
(a)
100 1,284
Artivion, Inc.
(a)
110 5,017
AtriCure, Inc.
(a)
121 4,787
Avanos Medical, Inc.
(a)
115 1,291
Axogen, Inc.
(a)
115 3,764
CONMED Corp. 75 3,045
Delcath Systems, Inc.
(a)
85 859
Embecta Corp. 140 1,663
Enovis Corp.
(a)
141 3,756
Glaukos Corp.
(a)
140 15,807
Haemonetics Corp.
(a)
116 9,297
ICU Medical, Inc.
(a)
60 8,560
Integer Holdings Corp.
(a)
86 6,745
Integra LifeSciences Holdings Corp.
(a)
166 2,062
iRadimed Corp. 20 1,946
iRhythm Technologies, Inc.
(a)
80 14,195
Lantheus Holdings, Inc.
(a)
165 10,981
LeMaitre Vascular, Inc. 55 4,461
LivaNova PLC
(a)
140 8,614
Merit Medical Systems, Inc.
(a)
146 12,868
Neogen Corp.
(a)
510 3,565

Portfolio of Investments
(continued)
Columbia Research Enhanced Small Cap ETF, December 31, 2025 (Unaudited)
Columbia ETF Trust I | 2025

Issuer . Shares . Value ($)
Common Stocks (continued)
Novocure Ltd.
(a)
251 3,245
Omnicell, Inc.
(a)
110 4,983
Orthofix Medical, Inc.
(a)
100 1,516
OrthoPediatrics Corp.
(a)
45 799
Pulmonx Corp.
(a)
90 199
QuidelOrtho Corp.
(a)
170 4,855
RxSight, Inc.
(a)
95 990
SI-BONE, Inc.
(a)
96 1,893
Tactile Systems Technology, Inc.
(a)
55 1,595
Tandem Diabetes Care, Inc.
(a)
170 3,737
TransMedics Group, Inc.
(a)
85 10,340
UFP Technologies, Inc.
(a)
20 4,441
Varex Imaging Corp.
(a)
105 1,223
Total 170,485
Health Care Providers & Services 2.9%
AdaptHealth Corp.
(a)
230 2,291
Alignment Healthcare, Inc.
(a)
410 8,098
AMN Healthcare Services, Inc.
(a)
95 1,497
Ardent Health, Inc.
(a)
81 715
Astrana Health, Inc.
(a)
100 2,481
Aveanna Healthcare Holdings, Inc.
(a)
175 1,430
BrightSpring Health Services, Inc.
(a)
291 10,898
Castle Biosciences, Inc.
(a)
71 2,762
Community Health Systems, Inc.
(a)
300 936
CorVel Corp.
(a)
75 5,075
Cross Country Healthcare, Inc.
(a)
80 648
Ensign Group, Inc. 141 24,562
HealthEquity, Inc.
(a)
215 19,696
Hims & Hers Health, Inc.
(a)
520 16,884
LifeStance Health Group, Inc.
(a)
405 2,851
National HealthCare Corp. 30 4,113
Nutex Health, Inc.
(a)
10 1,646
Oncology Institute, Inc.
(a)
160 570
OPKO Health, Inc.
(a)
1,000 1,260
Option Care Health, Inc.
(a)
397 12,648
Owens & Minor, Inc.
(a)
190 532
PACS Group, Inc.
(a)
100 3,839
Pediatrix Medical Group, Inc.
(a)
215 4,599
Privia Health Group, Inc.
(a)
276 6,544
Progyny, Inc.
(a)
185 4,751
Issuer . Shares . Value ($)
Common Stocks (continued)
Select Medical Holdings Corp. 265 3,935
Talkspace, Inc.
(a)
350 1,271
Total 146,532
Health Care Technology 0.2%
HealthStream, Inc. 60 1,384
LifeMD, Inc.
(a)
100 341
OptimizeRx Corp.
(a)
45 552
Phreesia, Inc.
(a)
140 2,369
Schrodinger, Inc.
(a)
160 2,861
Teladoc Health, Inc.
(a)
445 3,115
Total 10,622
Life Sciences Tools & Services 0.5%
10X Genomics, Inc., Class A
(a)
285 4,647
Adaptive Biotechnologies Corp.
(a)
375 6,089
Azenta, Inc.
(a)
115 3,825
CryoPort, Inc.
(a)
120 1,152
Cytek Biosciences, Inc.
(a)
295 1,490
Fortrea Holdings, Inc.
(a)
235 4,054
Ginkgo Bioworks Holdings, Inc.
(a)
105 873
Maravai LifeSciences Holdings, Inc., Class A
(a)
270 878
Mesa Laboratories, Inc. 15 1,178
Niagen Bioscience, Inc.
(a)
135 859
Pacific Biosciences of California, Inc.
(a)
685 1,281
Total 26,326
Pharmaceuticals 2.1%
Amneal Pharmaceuticals, Inc.
(a)
396 4,990
Amphastar Pharmaceuticals, Inc.
(a)
85 2,276
ANI Pharmaceuticals, Inc.
(a)
46 3,631
Arvinas, Inc.
(a)
145 1,720
Avadel Pharmaceuticals PLC
(a)
236 5,086
Collegium Pharmaceutical, Inc.
(a)
77 3,565
CorMedix, Inc.
(a)
185 2,152
Edgewise Therapeutics, Inc.
(a)
190 4,715
Enliven Therapeutics, Inc.
(a)
105 1,617
Evolus, Inc.
(a)
130 865
Fulcrum Therapeutics, Inc.
(a)
120 1,357
Harmony Biosciences Holdings, Inc.
(a)
125 4,678
Indivior PLC
(a)
280 10,046
Innoviva, Inc.
(a)
186 3,718
Maze Therapeutics, Inc.
(a)
60 2,486

Portfolio of Investments
(continued)
Columbia Research Enhanced Small Cap ETF, December 31, 2025 (Unaudited)
Columbia ETF Trust I | 2025

Issuer . Shares . Value ($)
Common Stocks (continued)
MBX Biosciences, Inc.
(a)
66 2,082
Ocular Therapeutix, Inc.
(a)
475 5,767
Omeros Corp.
(a)
165 2,834
Pacira BioSciences, Inc.
(a)
105 2,717
Phibro Animal Health Corp., Class A 50 1,868
Prestige Consumer Healthcare, Inc.
(a)
120 7,402
Rapport Therapeutics, Inc.
(a)
75 2,276
SIGA Technologies, Inc. 105 642
Supernus Pharmaceuticals, Inc.
(a)
136 6,758
Terns Pharmaceuticals, Inc.
(a)
180 7,271
Theravance Biopharma, Inc.
(a)
120 2,245
WaVe Life Sciences Ltd.
(a)
325 5,525
Xeris Biopharma Holdings, Inc.
(a)
395 3,101
Zevra Therapeutics, Inc.
(a)
140 1,254
Total 104,644
Total Health Care 901,357
Industrials 17.4%
Aerospace & Defense 0.5%
AerSale Corp.
(a)
90 640
Astronics Corp.
(a)
85 4,610
Ducommun, Inc.
(a)
40 3,805
Mercury Systems, Inc.
(a)
165 12,047
V2X, Inc.
(a)
65 3,546
Total 24,648
Air Freight & Logistics 0.1%
Hub Group, Inc., Class A 165 7,031
Building Products 1.6%
American Woodmark Corp.
(a)
40 2,156
Apogee Enterprises, Inc. 60 2,185
AZZ, Inc. 81 8,682
Gibraltar Industries, Inc.
(a)
80 3,955
Griffon Corp. 106 7,807
Insteel Industries, Inc. 50 1,584
Janus International Group, Inc.
(a)
365 2,387
Masterbrand, Inc.
(a)
346 3,820
Resideo Technologies, Inc.
(a)
370 12,994
UFP Industries, Inc. 160 14,568
Zurn Elkay Water Solutions Corp. 410 19,060
Total 79,198
Issuer . Shares . Value ($)
Common Stocks (continued)
Commercial Services & Supplies 1.6%
ABM Industries, Inc. 166 7,022
BrightView Holdings, Inc.
(a)
195 2,471
Brink's Co. 115 13,424
Cimpress PLC
(a)
56 3,728
CoreCivic, Inc.
(a)
281 5,370
Deluxe Corp. 121 2,702
GEO Group, Inc.
(a)
366 5,900
Healthcare Services Group, Inc.
(a)
195 3,728
HNI Corp. 125 5,255
Interface, Inc. 160 4,467
Liquidity Services, Inc.
(a)
65 1,970
MillerKnoll, Inc. 190 3,473
Montrose Environmental Group, Inc.
(a)
90 2,235
OPENLANE, Inc.
(a)
290 8,636
Pitney Bowes, Inc. 440 4,651
Vestis Corp. 360 2,401
Total 77,433
Construction & Engineering 3.6%
Arcosa, Inc. 135 14,353
Argan, Inc. 36 11,280
Bowman Consulting Group Ltd.
(a)
40 1,321
Centuri Holdings, Inc.
(a)
215 5,429
Dycom Industries, Inc.
(a)
80 27,031
Fluor Corp.
(a)
440 17,437
Granite Construction, Inc. 120 13,842
Great Lakes Dredge & Dock Corp.
(a)
185 2,427
IES Holdings, Inc.
(a)
55 21,395
Limbach Holdings, Inc.
(a)
30 2,336
Matrix Service Co.
(a)
75 878
MYR Group, Inc.
(a)
41 8,959
NWPX Infrastructure, Inc.
(a)
25 1,562
Orion Group Holdings, Inc.
(a)
105 1,044
Primoris Services Corp. 150 18,620
Sterling Infrastructure, Inc.
(a)
81 24,804
Tutor Perini Corp. 125 8,378
Total 181,096
Electrical Equipment 1.8%
Allient, Inc. 40 2,150
Array Technologies, Inc.
(a)
415 3,826

Portfolio of Investments
(continued)
Columbia Research Enhanced Small Cap ETF, December 31, 2025 (Unaudited)
Columbia ETF Trust I | 2025

Issuer . Shares . Value ($)
Common Stocks (continued)
Atkore, Inc. 91 5,756
EnerSys 100 14,675
LSI Industries, Inc. 75 1,374
Nextpower, Inc., Class A
(a)
405 35,280
Power Solutions International, Inc.
(a)
25 1,429
Preformed Line Products Co. 10 2,067
Sunrun, Inc.
(a)
620 11,408
Thermon Group Holdings, Inc.
(a)
90 3,344
Vicor Corp.
(a)
65 7,124
Total 88,433
Ground Transportation 0.1%
ArcBest Corp. 61 4,526
Heartland Express, Inc. 116 1,047
Total 5,573
Machinery 5.0%
Alamo Group, Inc. 31 5,204
Albany International Corp., Class A 80 4,056
Astec Industries, Inc. 61 2,643
Atmus Filtration Technologies, Inc. 225 11,680
Blue Bird Corp.
(a)
86 4,042
Chart Industries, Inc.
(a)
125 25,778
Columbus McKinnon Corp. 76 1,311
Douglas Dynamics, Inc. 61 1,992
Energy Recovery, Inc.
(a)
140 1,889
Enerpac Tool Group Corp. 145 5,545
Enpro, Inc. 60 12,848
ESCO Technologies, Inc. 71 13,873
Federal Signal Corp. 165 17,917
Franklin Electric Co., Inc. 105 10,031
Gorman-Rupp Co. 56 2,674
Greenbrier Cos., Inc. 85 3,973
Helios Technologies, Inc. 90 4,814
Hillenbrand, Inc. 195 6,185
Hillman Solutions Corp.
(a)
536 4,642
JBT Marel Corp. 141 21,243
Kadant, Inc. 31 8,836
Kennametal, Inc. 210 5,966
Lindsay Corp. 30 3,536
Miller Industries, Inc. 30 1,121
Mueller Water Products, Inc., Class A 425 10,124
Issuer . Shares . Value ($)
Common Stocks (continued)
Proto Labs, Inc.
(a)
65 3,288
REV Group, Inc. 135 8,209
Tennant Co. 50 3,685
Terex Corp. 177 9,448
Titan International, Inc.
(a)
135 1,057
Wabash National Corp. 105 908
Watts Water Technologies, Inc., Class A 75 20,702
Worthington Enterprises, Inc. 85 4,383
Total 243,603
Marine Transportation 0.3%
Costamare, Inc. 236 3,726
Genco Shipping & Trading Ltd. 86 1,585
Matson, Inc. 85 10,502
Total 15,813
Passenger Airlines 0.3%
Allegiant Travel Co.
(a)
40 3,411
SkyWest, Inc.
(a)
110 11,045
Sun Country Airlines Holdings, Inc.
(a)
125 1,799
Total 16,255
Professional Services 1.6%
Barrett Business Services, Inc. 70 2,535
CRA International, Inc. 16 3,211
CSG Systems International, Inc. 75 5,752
Exponent, Inc. 136 9,447
Huron Consulting Group, Inc.
(a)
46 7,954
IBEX Holdings Ltd.
(a)
30 1,145
ICF International, Inc. 50 4,265
Kelly Services, Inc., Class A 85 748
Kforce, Inc. 46 1,422
Korn Ferry 145 9,573
Legalzoom.com, Inc.
(a)
330 3,277
Resolute Holdings Management, Inc.
(a)
11 2,271
TriNet Group, Inc. 130 7,687
Upwork, Inc.
(a)
335 6,640
Verra Mobility Corp.
(a)
440 9,860
Willdan Group, Inc.
(a)
40 4,146
Total 79,933
Trading Companies & Distributors 0.9%
Boise Cascade Co. 101 7,434
Custom Truck One Source, Inc.
(a)
165 950

Portfolio of Investments
(continued)
Columbia Research Enhanced Small Cap ETF, December 31, 2025 (Unaudited)
Columbia ETF Trust I | 2025

Issuer . Shares . Value ($)
Common Stocks (continued)
DNOW, Inc.
(a)
730 9,673
DXP Enterprises, Inc.
(a)
35 3,843
Global Industrial Co. 25 731
McGrath RentCorp 66 6,925
NPK International, Inc.
(a)
220 2,622
Rush Enterprises, Inc., Class A 167 9,008
Titan Machinery, Inc.
(a)
60 902
Transcat, Inc.
(a)
25 1,418
Total 43,506
Total Industrials 862,522
Information Technology 15.0%
Communications Equipment 1.2%
ADTRAN Holdings, Inc.
(a)
185 1,608
BK Technologies Corp.
(a)
6 448
Calix, Inc.
(a)
160 8,469
Clearfield, Inc.
(a)
30 875
CommScope Holding Co., Inc.
(a)
536 9,718
Digi International, Inc.
(a)
95 4,113
Extreme Networks, Inc.
(a)
340 5,661
Harmonic, Inc.
(a)
290 2,868
NetScout Systems, Inc.
(a)
181 4,898
Viasat, Inc.
(a)
330 11,371
Viavi Solutions, Inc.
(a)
576 10,263
Total 60,292
Electronic Equipment, Instruments &
Components 4.0%
Advanced Energy Industries, Inc. 100 20,938
Arlo Technologies, Inc.
(a)
270 3,777
Badger Meter, Inc. 76 13,255
Belden, Inc. 101 11,772
Benchmark Electronics, Inc. 90 3,848
Climb Global Solutions, Inc. 10 1,028
CTS Corp. 75 3,215
Daktronics, Inc.
(a)
115 2,274
ePlus, Inc. 70 6,139
Fabrinet
(a)
95 43,252
Insight Enterprises, Inc.
(a)
80 6,518
Itron, Inc.
(a)
115 10,679
Kimball Electronics, Inc.
(a)
65 1,808
Knowles Corp.
(a)
216 4,629
Issuer . Shares . Value ($)
Common Stocks (continued)
Napco Security Technologies, Inc. 90 3,753
PC Connection, Inc. 25 1,444
Plexus Corp.
(a)
70 10,290
Rogers Corp.
(a)
46 4,212
Sanmina Corp.
(a)
135 20,259
ScanSource, Inc.
(a)
56 2,187
TTM Technologies, Inc.
(a)
262 18,078
Vishay Intertechnology, Inc. 320 4,637
Vishay Precision Group, Inc.
(a)
30 1,155
Total 199,147
IT Services 0.4%
ASGN, Inc.
(a)
106 5,106
Commerce.com, Inc.
(a)
175 721
DigitalOcean Holdings, Inc.
(a)
175 8,420
Fastly, Inc., Class A
(a)
360 3,665
Grid Dynamics Holdings, Inc.
(a)
171 1,544
Hackett Group, Inc. 65 1,276
TSS, Inc.
(a)
65 460
VTEX, Class A
(a)
195 733
Total 21,925
Semiconductors & Semiconductor
Equipment 3.2%
ACM Research, Inc., Class A
(a)
140 5,523
Alpha & Omega Semiconductor Ltd.
(a)
65 1,288
Ambarella, Inc.
(a)
105 7,438
Ambiq Micro, Inc.
(a)
40 1,140
Axcelis Technologies, Inc.
(a)
80 6,427
Blaize Holdings, Inc.
(a)
175 341
CEVA, Inc.
(a)
60 1,291
Cohu, Inc.
(a)
120 2,792
Diodes, Inc.
(a)
120 5,921
FormFactor, Inc.
(a)
201 11,212
Ichor Holdings Ltd.
(a)
90 1,659
Kulicke & Soffa Industries, Inc. 131 5,969
MaxLinear, Inc.
(a)
215 3,747
PDF Solutions, Inc.
(a)
85 2,425
Penguin Solutions, Inc.
(a)
135 2,641
Photronics, Inc.
(a)
150 4,800
Power Integrations, Inc. 141 5,011
Rambus, Inc.
(a)
281 25,821

Portfolio of Investments
(continued)
Columbia Research Enhanced Small Cap ETF, December 31, 2025 (Unaudited)
Columbia ETF Trust I | 2025

Issuer . Shares . Value ($)
Common Stocks (continued)
Semtech Corp.
(a)
235 17,317
Silicon Laboratories, Inc.
(a)
85 11,110
SiTime Corp.
(a)
55 19,425
Synaptics, Inc.
(a)
100 7,402
Ultra Clean Holdings, Inc.
(a)
115 2,913
Veeco Instruments, Inc.
(a)
155 4,430
Total 158,043
Software 6.0%
A10 Networks, Inc. 181 3,202
ACI Worldwide, Inc.
(a)
266 12,717
Adeia, Inc. 280 4,830
Agilysys, Inc.
(a)
66 7,843
Alarm.com Holdings, Inc.
(a)
125 6,378
Appian Corp., Class A
(a)
101 3,577
Arteris, Inc.
(a)
80 1,240
Asana, Inc., Class A
(a)
230 3,153
AvePoint, Inc.
(a)
365 5,070
Blackbaud, Inc.
(a)
100 6,332
BlackLine, Inc.
(a)
130 7,188
Box, Inc., Class A
(a)
366 10,947
Braze, Inc., Class A
(a)
206 7,064
Cerence, Inc.
(a)
105 1,122
Clear Secure, Inc., Class A 230 8,068
Clearwater Analytics Holdings, Inc., Class A
(a)
730 17,608
Commvault Systems, Inc.
(a)
115 14,416
Consensus Cloud Solutions, Inc.
(a)
50 1,091
Daily Journal Corp.
(a)
5 2,437
Domo, Inc., Class B
(a)
90 759
eGain Corp.
(a)
45 463
Five9, Inc.
(a)
200 4,010
Freshworks, Inc., Class A
(a)
481 5,892
Intapp, Inc.
(a)
192 8,797
InterDigital, Inc. 66 21,013
Jamf Holding Corp.
(a)
195 2,537
Life360, Inc.
(a)
186 11,930
LiveRamp Holdings, Inc.
(a)
161 4,729
Mitek Systems, Inc.
(a)
115 1,213
N-able, Inc.
(a)
175 1,309
OneSpan, Inc. 100 1,284
Pagaya Technologies Ltd., Class A
(a)
131 2,738
Issuer . Shares . Value ($)
Common Stocks (continued)
PagerDuty, Inc.
(a)
226 2,963
Progress Software Corp.
(a)
110 4,726
Q2 Holdings, Inc.
(a)
157 11,329
Qualys, Inc.
(a)
95 12,626
Rapid7, Inc.
(a)
165 2,508
Red Violet, Inc. 30 1,709
SEMrush Holdings, Inc., Class A
(a)
110 1,308
Sprinklr, Inc., Class A
(a)
285 2,217
Sprout Social, Inc., Class A
(a)
135 1,521
SPS Commerce, Inc.
(a)
100 8,913
Tenable Holdings, Inc.
(a)
306 7,200
Terawulf, Inc.
(a)
670 7,698
Varonis Systems, Inc.
(a)
295 9,676
Vertex, Inc., Class A
(a)
190 3,794
Workiva, Inc.
(a)
131 11,299
Xperi, Inc.
(a)
115 674
Yext, Inc.
(a)
260 2,096
Zeta Global Holdings Corp., Class A
(a)
516 10,501
Total 293,715
Technology Hardware, Storage &
Peripherals 0.2%
CompoSecure, Inc., Class A
(a)
140 2,699
Corsair Gaming, Inc.
(a)
120 713
Diebold Nixdorf, Inc.
(a)
92 6,246
Turtle Beach Corp.
(a)
35 491
Xerox Holdings Corp. 305 723
Total 10,872
Total Information Technology 743,994
Materials 4.4%
Chemicals 1.7%
AdvanSix, Inc. 55 952
Avient Corp. 196 6,123
Balchem Corp. 70 10,734
Cabot Corp. 115 7,622
Chemours Co. 321 3,785
Ecovyst, Inc.
(a)
245 2,384
Hawkins, Inc. 41 5,824
HB Fuller Co. 116 6,897
Ingevity Corp.
(a)
76 4,498
Innospec, Inc. 55 4,210

Portfolio of Investments
(continued)
Columbia Research Enhanced Small Cap ETF, December 31, 2025 (Unaudited)
Columbia ETF Trust I | 2025

Issuer . Shares . Value ($)
Common Stocks (continued)
Intrepid Potash, Inc.
(a)
25 693
Koppers Holdings, Inc. 40 1,083
Mativ Holdings, Inc. 115 1,397
Minerals Technologies, Inc. 66 4,023
Orion SA 120 634
Perimeter Solutions, Inc.
(a)
301 8,287
Quaker Chemical Corp. 30 4,119
Sensient Technologies Corp. 90 8,456
Stepan Co. 46 2,179
Total 83,900
Construction Materials 0.1%
Titan America SA
(a)
55 906
U.S. Lime & Minerals, Inc. 25 2,994
Total 3,900
Containers & Packaging 0.3%
Ardagh Metal Packaging SA 300 1,230
Greif, Inc., Class A 55 3,724
Myers Industries, Inc. 80 1,498
O-I Glass, Inc.
(a)
325 4,796
TriMas Corp. 70 2,482
Total 13,730
Metals & Mining 2.2%
Alpha Metallurgical Resources, Inc.
(a)
25 4,997
Caledonia Mining Corp. PLC 30 785
Century Aluminum Co.
(a)
111 4,349
Coeur Mining, Inc.
(a)
1,368 24,391
Commercial Metals Co. 240 16,613
Compass Minerals International, Inc.
(a)
85 1,669
Constellium SE
(a)
265 4,995
Ferroglobe PLC 255 1,183
Hecla Mining Co. 1,417 27,193
Kaiser Aluminum Corp. 35 4,020
Materion Corp. 45 5,594
Metallus, Inc.
(a)
75 1,287
Olympic Steel, Inc. 20 856
Ryerson Holding Corp. 60 1,510
SSR Mining, Inc.
(a)
436 9,557
SunCoke Energy, Inc. 180 1,296
U.S. Gold Corp.
(a)
25 485
Issuer . Shares . Value ($)
Common Stocks (continued)
Worthington Steel, Inc. 70 2,423
Total 113,203
Paper & Forest Products 0.1%
Clearwater Paper Corp.
(a)
35 609
Magnera Corp.
(a)
75 1,136
Sylvamo Corp. 70 3,370
Total 5,115
Total Materials 219,848
Real Estate 5.6%
Diversified REITs 0.7%
Alexander & Baldwin, Inc. 170 3,509
American Assets Trust, Inc. 110 2,082
Broadstone Net Lease, Inc. 440 7,643
CTO Realty Growth, Inc. 75 1,381
Essential Properties Realty Trust, Inc. 461 13,673
Gladstone Commercial Corp. 111 1,184
Global Net Lease, Inc. 460 3,956
Total 33,428
Health Care REITs 1.3%
American Healthcare REIT, Inc. 411 19,342
CareTrust REIT, Inc. 521 18,839
Community Healthcare Trust, Inc. 65 1,067
Diversified Healthcare Trust 510 2,474
Global Medical REIT, Inc. 30 1,012
LTC Properties, Inc. 110 3,782
National Health Investors, Inc. 106 8,095
Sabra Health Care REIT, Inc. 575 10,891
Sila Realty Trust, Inc. 130 3,030
Total 68,532
Hotel & Resort REITs 0.6%
DiamondRock Hospitality Co. 475 4,256
Pebblebrook Hotel Trust 260 2,943
RLJ Lodging Trust 315 2,347
Ryman Hospitality Properties, Inc. 145 13,719
Summit Hotel Properties, Inc. 240 1,169
Xenia Hotels & Resorts, Inc. 220 3,111
Total 27,545
Industrial REITs 0.7%
Innovative Industrial Properties, Inc. 65 3,078
LXP Industrial Trust 695 34,459

Portfolio of Investments
(continued)
Columbia Research Enhanced Small Cap ETF, December 31, 2025 (Unaudited)
Columbia ETF Trust I | 2025

Issuer . Shares . Value ($)
Common Stocks (continued)
Plymouth Industrial REIT, Inc. 90 1,969
Total 39,506
Office REITs 0.4%
Brandywine Realty Trust 395 1,153
COPT Defense Properties 265 7,367
Douglas Emmett, Inc. 380 4,176
Easterly Government Properties, Inc. 100 2,119
Empire State Realty Trust, Inc., Class A 325 2,119
NET Lease Office Properties 35 903
Piedmont Realty Trust, Inc. 290 2,419
Total 20,256
Real Estate Management & Development
0.8%
Compass, Inc., Class A
(a)
1,111 11,742
Cushman & Wakefield Ltd.
(a)
540 8,743
eXp World Holdings, Inc. 215 1,946
Kennedy-Wilson Holdings, Inc. 280 2,708
Newmark Group, Inc., Class A 355 6,156
Real Brokerage, Inc.
(a)
305 1,113
St. Joe Co. 135 8,015
Total 40,423
Residential REITs 0.1%
NexPoint Residential Trust, Inc. 50 1,505
Veris Residential, Inc. 211 3,140
Total 4,645
Retail REITs 0.8%
CBL & Associates Properties, Inc. 65 2,405
Getty Realty Corp. 126 3,449
InvenTrust Properties Corp. 180 5,078
NETSTREIT Corp. 195 3,440
Phillips Edison & Co., Inc. 295 10,492
Tanger, Inc. 265 8,843
Urban Edge Properties 295 5,661
Total 39,368
Specialized REITs 0.2%
Outfront Media, Inc. 345 8,315
Total Real Estate 282,018
Utilities 3.2%
Electric Utilities 0.6%
Hawaiian Electric Industries, Inc.
(a)
460 5,658
Issuer . Shares . Value ($)
Common Stocks (continued)
Otter Tail Corp. 101 8,162
Portland General Electric Co. 300 14,397
Total 28,217
Gas Utilities 1.0%
New Jersey Resources Corp. 267 12,314
Northwest Natural Holding Co. 110 5,141
ONE Gas, Inc. 160 12,360
Southwest Gas Holdings, Inc. 175 14,004
Spire, Inc. 155 12,819
Total 56,638
Independent Power and Renewable
Electricity Producers 0.4%
Ormat Technologies, Inc. 162 17,896
Multi-Utilities 0.7%
Avista Corp. 215 8,286
Black Hills Corp. 195 13,537
Northwestern Energy Group, Inc. 165 10,649
Unitil Corp. 46 2,228
Total 34,700
Water Utilities 0.5%
American States Water Co. 105 7,610
California Water Service Group 160 6,933
Consolidated Water Co. Ltd. 40 1,412
H2O America 90 4,409
Middlesex Water Co. 46 2,319
York Water Co. 40 1,274
Total 23,957
Total Utilities 161,408
Total Common Stocks
(Cost $ 5,076,964 ) 4,956,269
1 1
Rights 0 .0%
Health Care 0.0%
Biotechnology 0.0%
Akero Therapeutics, Inc.
(a)
115 75
1 1 1
Total Health Care 75
Total Rights
(Cost $ 75 ) 75
1 1

Portfolio of Investments
(continued)
Columbia Research Enhanced Small Cap ETF, December 31, 2025 (Unaudited)
Columbia ETF Trust I | 2025

Notes to Portfolio of Investments
Investments are valued using policies described below:
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock
Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S.
close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
Issuer . Shares . Value ($)
Money Market Funds 0 .2%
Goldman Sachs Financial Square Funds -
Treasury Instruments Fund, Institutional Class,
3.634%
(b)
11,194 11,194
1 1 1
Total Money Market Funds
(Cost $ 11,194 ) 11,194
1 1
Total Investments in Securities
(Cost $ 5,088,233 ) 4,967,538
Other Assets & Liabilities, Net 7,400
Net Assets 4,974,938
(a) Non-income producing investment.
(b) The rate shown is the seven-day current annualized yield at December 31, 2025.

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT330_03_T01_(02/26)